Hartford Disciplined US Equity ETF
Schedule of Investments
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.4%
3,300	Autoliv, Inc.	$ 353,067
6,029	Ford Motor Co.	75,604
8,572	Gentex Corp.	288,962
4,754	Tesla, Inc.*	940,722
263	Thor Industries, Inc.	24,577
		1,682,932
	Banks - 3.0%
8,041	Bank of America Corp.	319,790
11,458	Citigroup, Inc.	727,125
7,977	JP Morgan Chase & Co.	1,613,428
18,526	New York Community Bancorp, Inc.	59,654
1,555	PNC Financial Services Group, Inc.	241,771
1,349	Popular, Inc.	119,292
3,496	Truist Financial Corp.	135,820
7,787	Wells Fargo & Co.	462,470
		3,679,350
	Capital Goods - 4.4%
620	AGCO Corp.	60,686
449	Builders FirstSource, Inc.*	62,146
849	Caterpillar, Inc.	282,802
230	Comfort Systems USA, Inc.	69,948
641	Crane Co.	92,932
812	Cummins, Inc.	224,867
173	Deere & Co.	64,638
561	Eaton Corp. PLC	175,902
2,124	EMCOR Group, Inc.	775,430
2,023	Fastenal Co.	127,125
1,067	Ferguson PLC	206,625
51	GE Vernova, Inc.*	8,747
1,974	General Dynamics Corp.	572,736
198	General Electric Co.	31,476
1,236	Honeywell International, Inc.	263,936
448	Hubbell, Inc.	163,735
466	Huntington Ingalls Industries, Inc.	114,790
246	ITT, Inc.	31,778
2,688	Lincoln Electric Holdings, Inc.	507,064
1,088	Moog, Inc. Class A	182,022
10,165	Mueller Industries, Inc.	578,795
7,484	PACCAR, Inc.	770,403
427	Vertiv Holdings Co.	36,965
		5,405,548
	Commercial & Professional Services - 3.1%
3,966	Booz Allen Hamilton Holding Corp.	610,367
2,240	Broadridge Financial Solutions, Inc.	441,280
1,283	Cintas Corp.	898,434
115	Equifax, Inc.	27,883
456	Republic Services, Inc.	88,619
7,718	Robert Half, Inc.	493,798
2,071	Science Applications International Corp.	243,446
1,509	Verisk Analytics, Inc.	406,751
2,913	Waste Management, Inc.	621,459
		3,832,037
	Consumer Discretionary Distribution & Retail - 5.3%
19,084	Amazon.com, Inc.*	3,687,983
341	AutoNation, Inc.*	54,349
435	Dick's Sporting Goods, Inc.	93,460
2,933	Genuine Parts Co.	405,692
2,835	Home Depot, Inc.	975,920
1,126	Lowe's Cos., Inc.	248,238
12	MercadoLibre, Inc.*	19,721
764	Murphy USA, Inc.	358,667
1,446	Signet Jewelers Ltd.	129,533
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Discretionary Distribution & Retail - 5.3% - (continued)
1,601	TJX Cos., Inc.	$ 176,270
1,314	Williams-Sonoma, Inc.	371,034
		6,520,867
	Consumer Durables & Apparel - 0.7%
143	Crocs, Inc.*	20,869
695	DR Horton, Inc.	97,946
2,661	Ralph Lauren Corp.	465,835
2,780	Skechers USA, Inc. Class A*	192,154
1,018	Tapestry, Inc.	43,560
		820,364
	Consumer Services - 1.5%
1,150	Airbnb, Inc. Class A*	174,374
68	Booking Holdings, Inc.	269,382
5,300	Chipotle Mexican Grill, Inc.*	332,045
2,711	Darden Restaurants, Inc.	410,229
547	DoorDash, Inc. Class A*	59,503
56	Duolingo, Inc.*	11,686
5,437	H&R Block, Inc.	294,848
448	McDonald's Corp.	114,168
733	Starbucks Corp.	57,064
240	Texas Roadhouse, Inc.	41,210
291	Wingstop, Inc.	122,994
		1,887,503
	Consumer Staples Distribution & Retail - 1.6%
5,318	Albertsons Cos., Inc. Class A	105,031
1,777	Costco Wholesale Corp.	1,510,432
3,597	Kroger Co.	179,598
605	Sprouts Farmers Market, Inc.*	50,614
380	Target Corp.	56,255
1,440	Walmart, Inc.	97,503
		1,999,433
	Energy - 4.1%
2,447	Cheniere Energy, Inc.	427,809
5,309	Chevron Corp.	830,434
2,324	Chord Energy Corp.	389,688
4,564	ConocoPhillips	522,030
782	Devon Energy Corp.	37,067
1,711	Diamondback Energy, Inc.	342,525
2,716	EOG Resources, Inc.	341,863
9,573	Exxon Mobil Corp.	1,102,044
3,871	Marathon Petroleum Corp.	671,541
749	Phillips 66	105,737
1,570	Valero Energy Corp.	246,113
		5,016,851
	Equity Real Estate Investment Trusts (REITs) - 3.9%
1,759	AvalonBay Communities, Inc. REIT	363,919
112	EastGroup Properties, Inc. REIT	19,051
218	Equinix, Inc. REIT	164,939
1,143	Essex Property Trust, Inc. REIT	311,125
6,163	Gaming & Leisure Properties, Inc. REIT	278,629
5,420	Invitation Homes, Inc. REIT	194,524
511	Iron Mountain, Inc. REIT	45,796
8,506	Lamar Advertising Co. Class A, REIT	1,016,722
3,686	NNN, Inc. REIT	157,024
20,836	Omega Healthcare Investors, Inc. REIT	713,633
733	Prologis, Inc. REIT	82,323
3,835	Simon Property Group, Inc. REIT	582,153
8,851	STAG Industrial, Inc. REIT	319,167
3,024	VICI Properties, Inc. REIT	86,607
7,419	WP Carey, Inc. REIT	408,416
		4,744,028

1

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Financial Services - 6.9%
21,610	AGNC Investment Corp. REIT	$ 206,159
296	American Express Co.	68,539
2,015	Annaly Capital Management, Inc. REIT	38,406
10,984	Bank of New York Mellon Corp.	657,832
2,265	Berkshire Hathaway, Inc. Class B*	921,402
426	BlackRock, Inc.	335,398
6,473	Cboe Global Markets, Inc.	1,100,798
310	CME Group, Inc.	60,946
438	Coinbase Global, Inc. Class A*	97,337
196	FirstCash Holdings, Inc.	20,557
253	Goldman Sachs Group, Inc.	114,437
2,497	Intercontinental Exchange, Inc.	341,814
2,351	Janus Henderson Group PLC	79,252
265	Mastercard, Inc. Class A	116,907
806	Moody's Corp.	339,270
221	Morgan Stanley	21,479
434	Morningstar, Inc.	128,399
294	MSCI, Inc.	141,635
1,063	OneMain Holdings, Inc.	51,545
10,395	Radian Group, Inc.	323,285
45,619	Rithm Capital Corp. REIT	497,703
772	S&P Global, Inc.	344,312
41,515	Starwood Property Trust, Inc. REIT	786,294
1,981	State Street Corp.	146,594
4,235	T Rowe Price Group, Inc.	488,338
2,507	Tradeweb Markets, Inc. Class A	265,742
1,518	Visa, Inc. Class A	398,429
32,052	Western Union Co.	391,675
		8,484,484
	Food, Beverage & Tobacco - 5.0%
32,804	Altria Group, Inc.	1,494,222
1,078	Bunge Global SA	115,098
379	Campbell Soup Co.	17,127
9,795	Coca-Cola Co.	623,452
282	Coca-Cola Consolidated, Inc.	305,970
2,756	Hershey Co.	506,636
7,252	Ingredion, Inc.	831,804
1,793	Lamb Weston Holdings, Inc.	150,755
6,110	Mondelez International, Inc. Class A	399,838
8,660	PepsiCo, Inc.	1,428,294
2,730	Philip Morris International, Inc.	276,631
		6,149,827
	Health Care Equipment & Services - 3.5%
7,462	Abbott Laboratories	775,376
5,465	Boston Scientific Corp.*	420,860
2,130	Dexcom, Inc.*	241,499
1,664	GE HealthCare Technologies, Inc.	129,659
364	HCA Healthcare, Inc.	116,946
34	IDEXX Laboratories, Inc.*	16,565
281	McKesson Corp.	164,115
12,917	Medtronic PLC	1,016,697
1,321	ResMed, Inc.	252,866
1,046	Stryker Corp.	355,902
1,623	UnitedHealth Group, Inc.	826,529
		4,317,014
	Household & Personal Products - 1.2%
9,088	Colgate-Palmolive Co.	881,900
3,649	Procter & Gamble Co.	601,793
		1,483,693
	Insurance - 1.2%
2,410	Aflac, Inc.	215,237
1,037	American International Group, Inc.	76,987
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 1.2% - (continued)
214	Assured Guaranty Ltd.	$ 16,510
1,716	Chubb Ltd.	437,717
5,787	Fidelity National Financial, Inc.	285,994
900	Progressive Corp.	186,939
1,589	Travelers Cos., Inc.	323,107
		1,542,491
	Materials - 2.1%
365	Alpha Metallurgical Resources, Inc.	102,393
332	CF Industries Holdings, Inc.	24,608
507	Ecolab, Inc.	120,666
1,387	NewMarket Corp.	715,096
3,281	Packaging Corp. of America	598,979
1,998	RPM International, Inc.	215,145
2,121	Sherwin-Williams Co.	632,970
3,265	Sonoco Products Co.	165,601
		2,575,458
	Media & Entertainment - 7.7%
27,603	Alphabet, Inc. Class A	5,027,886
6,186	Comcast Corp. Class A	242,244
1,600	Electronic Arts, Inc.	222,928
3,681	Meta Platforms, Inc. Class A	1,856,034
834	Netflix, Inc.*	562,850
8,980	New York Times Co. Class A	459,866
17,689	News Corp. Class A	487,686
4,418	Omnicom Group, Inc.	396,294
1,484	Pinterest, Inc. Class A*	65,400
658	ROBLOX Corp. Class A*	24,484
6,223	Snap, Inc. Class A*	103,364
325	Trade Desk, Inc. Class A*	31,743
		9,480,779
	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
10,679	AbbVie, Inc.	1,831,662
3,393	Amgen, Inc.	1,060,143
24,530	Bristol-Myers Squibb Co.	1,018,731
751	Bruker Corp.	47,921
2,138	Danaher Corp.	534,179
1,179	Eli Lilly & Co.	1,067,443
11,643	Gilead Sciences, Inc.	798,826
12,523	Johnson & Johnson	1,830,362
6,354	Merck & Co., Inc.	786,625
13,680	Pfizer, Inc.	382,767
243	Thermo Fisher Scientific, Inc.	134,379
475	Vertex Pharmaceuticals, Inc.*	222,642
1,111	West Pharmaceutical Services, Inc.	365,952
1,027	Zoetis, Inc.	178,041
		10,259,673
	Real Estate Management & Development - 0.0%
910	Zillow Group, Inc. Class C*	42,215
	Semiconductors & Semiconductor Equipment - 9.6%
1,794	Advanced Micro Devices, Inc.*	291,005
530	Analog Devices, Inc.	120,978
1,652	Applied Materials, Inc.	389,855
1,440	Broadcom, Inc.	2,311,963
562	KLA Corp.	463,375
350	Lam Research Corp.	372,698
800	Microchip Technology, Inc.	73,200
130	Monolithic Power Systems, Inc.	106,818
44,261	NVIDIA Corp.	5,468,004
435	NXP Semiconductors NV	117,054
3,730	QUALCOMM, Inc.	742,941
3,640	Rambus, Inc.*	213,886

2

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Semiconductors & Semiconductor Equipment - 9.6% - (continued)
3,978	Skyworks Solutions, Inc.	$ 423,975
4,039	Texas Instruments, Inc.	785,707
		11,881,459
	Software & Services - 11.6%
1,353	Accenture PLC Class A	410,514
915	Adobe, Inc.*	508,319
3,771	Altair Engineering, Inc. Class A*	369,860
909	Atlassian Corp. Class A*	160,784
510	Autodesk, Inc.*	126,200
669	Cadence Design Systems, Inc.*	205,885
750	Cloudflare, Inc. Class A*	62,123
7,324	Cognizant Technology Solutions Corp. Class A	498,032
1,074	Crowdstrike Holdings, Inc. Class A*	411,546
1,323	Datadog, Inc. Class A*	171,580
1,125	Dolby Laboratories, Inc. Class A	89,134
4,127	DoubleVerify Holdings, Inc.*	80,353
17,619	Dropbox, Inc. Class A*	395,899
1,131	Dynatrace, Inc.*	50,601
459	Elastic NV*	52,285
155	Fair Isaac Corp.*	230,742
312	HubSpot, Inc.*	184,014
2,557	International Business Machines Corp.	442,233
816	Intuit, Inc.	536,283
611	Manhattan Associates, Inc.*	150,721
16,398	Microsoft Corp.	7,329,086
118	MongoDB, Inc.*	29,495
2,421	Oracle Corp.	341,845
749	Palo Alto Networks, Inc.*	253,918
1,189	Salesforce, Inc.	305,692
539	ServiceNow, Inc.*	424,015
659	Snowflake, Inc. Class A*	89,024
75	Synopsys, Inc.*	44,630
1,218	UiPath, Inc. Class A*	15,444
3,498	Varonis Systems, Inc.*	167,799
528	Workday, Inc. Class A*	118,040
243	Zscaler, Inc.*	46,702
		14,302,798
	Technology Hardware & Equipment - 8.4%
8,234	Amphenol Corp. Class A	554,725
34,989	Apple, Inc.	7,369,383
921	CDW Corp.	206,157
459	Cisco Systems, Inc.	21,807
2,378	Dell Technologies, Inc. Class C	327,950
11,770	Flex Ltd.*	347,097
1,947	Jabil, Inc.	211,814
462	Keysight Technologies, Inc.*	63,179
5,781	NetApp, Inc.	744,593
2,389	TE Connectivity Ltd.	359,377
2,442	Vontier Corp.	93,284
		10,299,366
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Telecommunication Services - 1.9%
28,597	AT&T, Inc.		$ 546,489
519	T-Mobile U.S., Inc.		91,437
40,281	Verizon Communications, Inc.		1,661,188
			2,299,114
	Transportation - 1.2%
1,759	CH Robinson Worldwide, Inc.		155,003
2,045	Expeditors International of Washington, Inc.		255,196
1,637	FedEx Corp.		490,838
1,306	Ryder System, Inc.		161,787
3,388	Uber Technologies, Inc.*		246,240
1,628	United Parcel Service, Inc. Class B		222,792
			1,531,856
	Utilities - 2.1%
2,128	Constellation Energy Corp.		426,175
5,521	Duke Energy Corp.		553,370
6,009	Edison International		431,506
4,191	NextEra Energy, Inc.		296,765
507	NRG Energy, Inc.		39,475
5,399	OGE Energy Corp.		192,744
1,853	Public Service Enterprise Group, Inc.		136,566
4,928	Southern Co.		382,265
859	Vistra Corp.		73,857
			2,532,723
	Total Common Stocks (cost $104,590,800)		$ 122,771,863
	Total Investments (cost $104,590,800)	99.7%	$ 122,771,863
	Other Assets and Liabilities	0.3%	354,952
	Net Assets	100.0%	$ 123,126,815
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Futures Contracts Outstanding at June 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	13	09/20/2024	$ 358,898	$ 973
Total futures contracts				$ 973
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,682,932	$ 1,682,932	$ —	$ —
Banks	3,679,350	3,679,350	—	—
Capital Goods	5,405,548	5,405,548	—	—
Commercial & Professional Services	3,832,037	3,832,037	—	—
Consumer Discretionary Distribution & Retail	6,520,867	6,520,867	—	—
Consumer Durables & Apparel	820,364	820,364	—	—
Consumer Services	1,887,503	1,887,503	—	—
Consumer Staples Distribution & Retail	1,999,433	1,999,433	—	—
Energy	5,016,851	5,016,851	—	—
Equity Real Estate Investment Trusts (REITs)	4,744,028	4,744,028	—	—
Financial Services	8,484,484	8,484,484	—	—
Food, Beverage & Tobacco	6,149,827	6,149,827	—	—
Health Care Equipment & Services	4,317,014	4,317,014	—	—
Household & Personal Products	1,483,693	1,483,693	—	—
Insurance	1,542,491	1,542,491	—	—
Materials	2,575,458	2,575,458	—	—
Media & Entertainment	9,480,779	9,480,779	—	—
Pharmaceuticals, Biotechnology & Life Sciences	10,259,673	10,259,673	—	—
Real Estate Management & Development	42,215	42,215	—	—
Semiconductors & Semiconductor Equipment	11,881,459	11,881,459	—	—
Software & Services	14,302,798	14,302,798	—	—
Technology Hardware & Equipment	10,299,366	10,299,366	—	—
Telecommunication Services	2,299,114	2,299,114	—	—
Transportation	1,531,856	1,531,856	—	—
Utilities	2,532,723	2,532,723	—	—
Futures Contracts(2)	973	973	—	—
Total	$ 122,772,836	$ 122,772,836	$ —	$ —

(1)	For the period ended June 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
4

Hartford Longevity Economy ETF
Schedule of Investments
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 0.8%
1,290	Ford Motor Co.	$ 16,177
712	General Motors Co.	33,079
34	Patrick Industries, Inc.	3,691
195	Thor Industries, Inc.	18,223
310	Winnebago Industries, Inc.	16,802
		87,972
	Banks - 3.9%
92	1st Source Corp.	4,933
1,025	Bank of America Corp.	40,764
1,213	Citigroup, Inc.	76,977
266	Fifth Third Bancorp	9,706
421	First BanCorp	7,700
57	First Busey Corp.	1,380
2	First Citizens BancShares, Inc. Class A	3,367
1,185	Huntington Bancshares, Inc.	15,618
179	International Bancshares Corp.	10,241
371	JP Morgan Chase & Co.	75,039
156	M&T Bank Corp.	23,612
412	OFG Bancorp	15,429
186	Peoples Bancorp, Inc.	5,580
157	PNC Financial Services Group, Inc.	24,410
294	Popular, Inc.	25,999
132	Preferred Bank	9,965
73	Towne Bank	1,991
152	Truist Financial Corp.	5,905
32	U.S. Bancorp	1,270
861	Wells Fargo & Co.	51,135
44	Wintrust Financial Corp.	4,337
		415,358
	Capital Goods - 2.4%
134	BWX Technologies, Inc.	12,730
119	Curtiss-Wright Corp.	32,247
6	GE Vernova, Inc.*	1,029
122	General Dynamics Corp.	35,397
27	General Electric Co.	4,292
20	HEICO Corp.	4,472
97	Honeywell International, Inc.	20,713
379	Howmet Aerospace, Inc.	29,422
60	Huntington Ingalls Industries, Inc.	14,780
16	L3Harris Technologies, Inc.	3,593
38	Lockheed Martin Corp.	17,750
100	Moog, Inc. Class A	16,730
19	Northrop Grumman Corp.	8,283
38	Textron, Inc.	3,263
26	TransDigm Group, Inc.	33,218
80	Woodward, Inc.	13,950
		251,869
	Consumer Discretionary Distribution & Retail - 7.2%
31	Abercrombie & Fitch Co. Class A*	5,513
512	Amazon.com, Inc.*	98,944
55	Best Buy Co., Inc.	4,636
206	Dillard's, Inc. Class A	90,720
2,030	eBay, Inc.	109,052
219	Home Depot, Inc.	75,388
203	Kohl's Corp.	4,667
251	Lowe's Cos., Inc.	55,335
3,608	Macy's, Inc.	69,274
2,684	Nordstrom, Inc.	56,954
440	Ollie's Bargain Outlet Holdings, Inc.*	43,195
246	Ross Stores, Inc.	35,749
20	Signet Jewelers Ltd.	1,792
463	TJX Cos., Inc.	50,976
78	Tractor Supply Co.	21,060
20	Ulta Beauty, Inc.*	7,717
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Discretionary Distribution & Retail - 7.2% - (continued)
367	Upbound Group, Inc.	$ 11,267
72	Williams-Sonoma, Inc.	20,331
		762,570
	Consumer Durables & Apparel - 3.0%
227	Acushnet Holdings Corp.	14,410
87	Carter's, Inc.	5,391
86	Columbia Sportswear Co.	6,801
17	Deckers Outdoor Corp.*	16,455
111	DR Horton, Inc.	15,643
271	Garmin Ltd.	44,151
281	La-Z-Boy, Inc.	10,476
101	Lennar Corp. Class A	15,137
566	Levi Strauss & Co. Class A	10,912
28	Lululemon Athletica, Inc.*	8,364
840	Newell Brands, Inc.	5,384
3	NVR, Inc.*	22,766
275	PulteGroup, Inc.	30,278
113	PVH Corp.	11,963
261	Ralph Lauren Corp.	45,691
477	Skechers USA, Inc. Class A*	32,970
382	Steven Madden Ltd.	16,159
128	Worthington Enterprises, Inc.	6,058
		319,009
	Consumer Services - 3.7%
14	Booking Holdings, Inc.	55,461
700	Chipotle Mexican Grill, Inc.*	43,855
87	Darden Restaurants, Inc.	13,165
153	Dave & Buster's Entertainment, Inc.*	6,091
51	Domino's Pizza, Inc.	26,333
93	Expedia Group, Inc.*	11,717
13	Graham Holdings Co. Class B	9,094
710	H&R Block, Inc.	38,503
142	Hilton Worldwide Holdings, Inc.	30,984
116	Marriott International, Inc. Class A	28,045
78	McDonald's Corp.	19,878
466	Monarch Casino & Resort, Inc.	31,749
529	Perdoceo Education Corp.	11,331
81	Stride, Inc.*	5,710
96	Texas Roadhouse, Inc.	16,484
5	Vail Resorts, Inc.	901
26	Wingstop, Inc.	10,989
232	Yum! Brands, Inc.	30,731
		391,021
	Consumer Staples Distribution & Retail - 3.5%
1,429	Albertsons Cos., Inc. Class A	28,223
108	BJ's Wholesale Club Holdings, Inc.*	9,487
17	Casey's General Stores, Inc.	6,487
114	Costco Wholesale Corp.	96,899
24	Dollar Tree, Inc.*	2,562
176	Ingles Markets, Inc. Class A	12,075
786	Kroger Co.	39,245
134	PriceSmart, Inc.	10,881
256	Sprouts Farmers Market, Inc.*	21,417
478	Sysco Corp.	34,124
152	Target Corp.	22,502
31	U.S. Foods Holding Corp.*	1,642
463	Walgreens Boots Alliance, Inc.	5,600
1,252	Walmart, Inc.	84,773
		375,917
	Equity Real Estate Investment Trusts (REITs) - 0.8%
376	CareTrust, Inc. REIT	9,438
361	Host Hotels & Resorts, Inc. REIT	6,491
163	Iron Mountain, Inc. REIT	14,608
156	LTC Properties, Inc. REIT	5,382
52	National Health Investors, Inc. REIT	3,522

5

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 0.8% - (continued)
40	Ryman Hospitality Properties, Inc. REIT	$ 3,994
92	Simon Property Group, Inc. REIT	13,966
360	Sunstone Hotel Investors, Inc. REIT	3,766
68	VICI Properties, Inc. REIT	1,947
197	Welltower, Inc. REIT	20,537
		83,651
	Financial Services - 4.1%
104	American Express Co.	24,081
47	Ameriprise Financial, Inc.	20,078
798	Bank of New York Mellon Corp.	47,792
117	Berkshire Hathaway, Inc. Class B*	47,596
12	BlackRock, Inc.	9,448
236	Capital One Financial Corp.	32,674
149	Cboe Global Markets, Inc.	25,339
204	Donnelley Financial Solutions, Inc.*	12,163
137	Evercore, Inc. Class A	28,555
107	FirstCash Holdings, Inc.	11,222
79	Goldman Sachs Group, Inc.	35,733
147	Houlihan Lokey, Inc.	19,824
128	Jackson Financial, Inc. Class A	9,505
169	Jefferies Financial Group, Inc.	8,410
41	Moody's Corp.	17,258
115	PJT Partners, Inc. Class A	12,410
249	PROG Holdings, Inc.	8,635
178	Raymond James Financial, Inc.	22,003
52	SEI Investments Co.	3,364
277	State Street Corp.	20,498
141	Stifel Financial Corp.	11,865
149	Synchrony Financial	7,031
71	Voya Financial, Inc.	5,052
		440,536
	Food, Beverage & Tobacco - 1.7%
440	Cal-Maine Foods, Inc.	26,888
195	Coca-Cola Co.	12,412
35	Coca-Cola Consolidated, Inc.	37,975
281	Flowers Foods, Inc.	6,238
42	General Mills, Inc.	2,657
107	Hershey Co.	19,670
53	J & J Snack Foods Corp.	8,606
220	John B Sanfilippo & Son, Inc.	21,377
82	Kraft Heinz Co.	2,642
237	Mondelez International, Inc. Class A	15,509
149	PepsiCo, Inc.	24,575
		178,549
	Health Care Equipment & Services - 10.9%
491	Abbott Laboratories	51,020
487	Amedisys, Inc.*	44,707
33	Becton Dickinson & Co.	7,712
709	Boston Scientific Corp.*	54,600
483	Cardinal Health, Inc.	47,489
307	Cencora, Inc.	69,167
600	Centene Corp.*	39,780
88	Chemed Corp.	47,747
240	Cooper Cos., Inc.	20,952
64	CorVel Corp.*	16,273
631	CVS Health Corp.	37,267
211	Edwards Lifesciences Corp.*	19,490
151	Elevance Health, Inc.	81,821
340	Encompass Health Corp.	29,169
79	Ensign Group, Inc.	9,771
162	GE HealthCare Technologies, Inc.	12,623
163	HCA Healthcare, Inc.	52,369
318	Henry Schein, Inc.*	20,384
55	Hologic, Inc.*	4,084
22	IDEXX Laboratories, Inc.*	10,718
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 10.9% - (continued)
34	Intuitive Surgical, Inc.*	$ 15,125
217	Labcorp Holdings, Inc.	44,162
128	McKesson Corp.	74,757
558	Medtronic PLC	43,920
151	Molina Healthcare, Inc.*	44,892
43	National HealthCare Corp.	4,661
711	Patterson Cos., Inc.	17,149
204	Premier, Inc. Class A	3,809
206	Quest Diagnostics, Inc.	28,197
125	STERIS PLC	27,442
140	Stryker Corp.	47,635
137	UnitedHealth Group, Inc.	69,769
124	Universal Health Services, Inc. Class B	22,931
84	Veeva Systems, Inc. Class A*	15,373
205	Zimmer Biomet Holdings, Inc.	22,249
		1,159,214
	Household & Personal Products - 1.9%
538	BellRing Brands, Inc.*	30,741
169	Church & Dwight Co., Inc.	17,522
729	Colgate-Palmolive Co.	70,742
271	Kimberly-Clark Corp.	37,452
228	Procter & Gamble Co.	37,602
36	WD-40 Co.	7,907
		201,966
	Insurance - 1.2%
407	Aflac, Inc.	36,349
332	American International Group, Inc.	24,648
65	Assured Guaranty Ltd.	5,015
73	Chubb Ltd.	18,621
32	Loews Corp.	2,392
82	MetLife, Inc.	5,755
64	Principal Financial Group, Inc.	5,021
187	Prudential Financial, Inc.	21,914
69	Travelers Cos., Inc.	14,030
		133,745
	Media & Entertainment - 10.2%
702	Alphabet, Inc. Class A	127,869
292	Atlanta Braves Holdings, Inc. Class C*	11,516
4,097	Cargurus, Inc.*	107,341
1,954	Cars.com, Inc.*	38,494
1,399	Comcast Corp. Class A	54,785
403	Electronic Arts, Inc.	56,150
295	Fox Corp. Class A	10,139
200	IAC, Inc.*	9,370
488	Live Nation Entertainment, Inc.*	45,745
54	Madison Square Garden Sports Corp.*	10,159
438	Match Group, Inc.*	13,306
201	Meta Platforms, Inc. Class A	101,348
71	Netflix, Inc.*	47,917
279	New York Times Co. Class A	14,288
789	News Corp. Class A	21,753
2,337	Pinterest, Inc. Class A*	102,992
937	Shutterstock, Inc.	36,262
3,447	Sirius XM Holdings, Inc.(1)	9,755
4,010	Snap, Inc. Class A*	66,606
68	Take-Two Interactive Software, Inc.*	10,573
318	TEGNA, Inc.	4,433
1,823	TripAdvisor, Inc.*	32,468
295	Walt Disney Co.	29,291
2,604	Yelp, Inc.*	96,218
99	Ziff Davis, Inc.*	5,450
2,792	ZipRecruiter, Inc. Class A*	25,379
		1,089,607
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
410	AbbVie, Inc.	70,323

6

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0% - (continued)
201	Agilent Technologies, Inc.	$ 26,056
236	Amgen, Inc.	73,738
52	Biogen, Inc.*	12,055
1,253	Bristol-Myers Squibb Co.	52,037
71	Bruker Corp.	4,530
1,088	Collegium Pharmaceutical, Inc.*	35,034
98	Danaher Corp.	24,485
60	Eli Lilly & Co.	54,323
309	Exelixis, Inc.*	6,943
674	Gilead Sciences, Inc.	46,243
275	Intra-Cellular Therapies, Inc.*	18,835
43	IQVIA Holdings, Inc.*	9,092
549	Johnson & Johnson	80,242
794	Merck & Co., Inc.	98,297
31	Mettler-Toledo International, Inc.*	43,325
623	Pfizer, Inc.	17,432
117	Prestige Consumer Healthcare, Inc.*	8,055
69	Regeneron Pharmaceuticals, Inc.*	72,521
39	Thermo Fisher Scientific, Inc.	21,567
116	Vertex Pharmaceuticals, Inc.*	54,372
2,776	Viatris, Inc.	29,509
85	Waters Corp.*	24,660
81	West Pharmaceutical Services, Inc.	26,681
311	Zoetis, Inc.	53,915
		964,270
	Semiconductors & Semiconductor Equipment - 10.3%
161	Advanced Micro Devices, Inc.*	26,116
353	Analog Devices, Inc.	80,576
64	Broadcom, Inc.	102,754
374	Cirrus Logic, Inc.*	47,745
618	Credo Technology Group Holding Ltd.*	19,739
141	Diodes, Inc.*	10,142
962	Intel Corp.	29,793
106	MACOM Technology Solutions Holdings, Inc.*	11,816
311	Marvell Technology, Inc.	21,739
791	Microchip Technology, Inc.	72,376
390	Micron Technology, Inc.	51,297
77	Monolithic Power Systems, Inc.	63,269
1,060	NVIDIA Corp.	130,952
293	NXP Semiconductors NV	78,843
83	ON Semiconductor Corp.*	5,690
57	Qorvo, Inc.*	6,614
620	QUALCOMM, Inc.	123,492
459	Rambus, Inc.*	26,971
503	Skyworks Solutions, Inc.	53,610
547	Texas Instruments, Inc.	106,408
133	Universal Display Corp.	27,963
		1,097,905
	Software & Services - 13.6%
2,498	Adeia, Inc.	27,940
54	Adobe, Inc.*	29,999
477	Akamai Technologies, Inc.*	42,968
116	Autodesk, Inc.*	28,704
156	Cadence Design Systems, Inc.*	48,009
878	CommVault Systems, Inc.*	106,739
215	Crowdstrike Holdings, Inc. Class A*	82,386
614	Dolby Laboratories, Inc. Class A	48,647
2,109	Dropbox, Inc. Class A*	47,389
39	Fair Isaac Corp.*	58,058
373	Fortinet, Inc.*	22,481
2,106	Gen Digital, Inc.	52,608
284	Gitlab, Inc. Class A*	14,121
52	GoDaddy, Inc. Class A*	7,265
224	InterDigital, Inc.	26,110
72	Intuit, Inc.	47,319
82	JFrog Ltd.*	3,079
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 13.6% - (continued)
75	Manhattan Associates, Inc.*	$ 18,501
210	Microsoft Corp.	93,860
178	Nutanix, Inc. Class A*	10,119
315	Oracle Corp.	44,478
190	Palo Alto Networks, Inc.*	64,412
1,117	Progress Software Corp.	60,608
220	PTC, Inc.*	39,967
462	Qualys, Inc.*	65,881
45	Roper Technologies, Inc.	25,365
102	Salesforce, Inc.	26,224
111	ServiceNow, Inc.*	87,320
50	Synopsys, Inc.*	29,753
929	Teradata Corp.*	32,106
457	UiPath, Inc. Class A*	5,795
1,169	Varonis Systems, Inc.*	56,077
193	VeriSign, Inc.*	34,315
33	Workday, Inc. Class A*	7,378
290	Zscaler, Inc.*	55,735
		1,451,716
	Technology Hardware & Equipment - 9.3%
476	Apple, Inc.	100,255
351	Avnet, Inc.	18,073
176	Benchmark Electronics, Inc.	6,945
198	CDW Corp.	44,320
689	Dell Technologies, Inc. Class C	95,020
5,499	Hewlett Packard Enterprise Co.	116,414
2,907	HP, Inc.	101,803
175	Insight Enterprises, Inc.*	34,713
814	NetApp, Inc.	104,843
1,304	Pure Storage, Inc. Class A*	83,730
706	Seagate Technology Holdings PLC	72,909
81	Super Micro Computer, Inc.*	66,367
36	TD SYNNEX Corp.	4,155
206	TE Connectivity Ltd.	30,989
725	Western Digital Corp.*	54,933
4,431	Xerox Holdings Corp.	51,488
		986,957
	Telecommunication Services - 0.8%
204	AT&T, Inc.	3,898
262	T-Mobile U.S., Inc.	46,159
894	Verizon Communications, Inc.	36,869
		86,926
	Transportation - 0.4%
530	Uber Technologies, Inc.*	38,520
	Utilities - 1.2%
40	Constellation Energy Corp.	8,011
192	Duke Energy Corp.	19,244
68	Edison International	4,883
158	Entergy Corp.	16,906
85	NRG Energy, Inc.	6,618
405	PPL Corp.	11,198
201	Southern Co.	15,592
405	Vistra Corp.	34,822
208	Xcel Energy, Inc.	11,109
		128,383
	Total Common Stocks (cost $9,119,351)	$ 10,645,661
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
1,434	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)	$ 1,434
4,778	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(2)	4,778

7

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
1,433	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		$ 1,433
1,433	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		1,433
	Total Short-Term Investments (cost $9,078)		$ 9,078
	Total Investments (cost $9,128,429)	100.0%	$ 10,654,739
	Other Assets and Liabilities	(0.0)%	(4,330)
	Net Assets	100.0%	$ 10,650,409
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 87,972	$ 87,972	$ —	$ —
Banks	415,358	415,358	—	—
Capital Goods	251,869	251,869	—	—
Consumer Discretionary Distribution & Retail	762,570	762,570	—	—
Consumer Durables & Apparel	319,009	319,009	—	—
Consumer Services	391,021	391,021	—	—
Consumer Staples Distribution & Retail	375,917	375,917	—	—
Equity Real Estate Investment Trusts (REITs)	83,651	83,651	—	—
Financial Services	440,536	440,536	—	—
Food, Beverage & Tobacco	178,549	178,549	—	—
Health Care Equipment & Services	1,159,214	1,159,214	—	—
Household & Personal Products	201,966	201,966	—	—
Insurance	133,745	133,745	—	—
Media & Entertainment	1,089,607	1,089,607	—	—
Pharmaceuticals, Biotechnology & Life Sciences	964,270	964,270	—	—
Semiconductors & Semiconductor Equipment	1,097,905	1,097,905	—	—
Software & Services	1,451,716	1,451,716	—	—
Technology Hardware & Equipment	986,957	986,957	—	—
Telecommunication Services	86,926	86,926	—	—
Transportation	38,520	38,520	—	—
Utilities	128,383	128,383	—	—
Short-Term Investments	9,078	9,078	—	—
Total	$ 10,654,739	$ 10,654,739	$ —	$ —

(1)	For the period ended June 30, 2024, there were no transfers in and out of Level 3.
8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Australia - 10.3%
23,765	Ampol Ltd.	$ 513,283
545,404	ANZ Group Holdings Ltd.	10,286,367
903,843	Aurizon Holdings Ltd.	2,203,256
263,859	Bendigo & Adelaide Bank Ltd.	2,024,748
181,114	BHP Group Ltd.	5,162,445
291,372	BlueScope Steel Ltd.	3,975,531
612,537	Brambles Ltd.	5,943,974
23,757	Cochlear Ltd.	5,269,930
545,654	Coles Group Ltd.	6,205,989
234,041	Computershare Ltd.	4,117,055
29,799	EBOS Group Ltd.	585,051
848,471	Endeavour Group Ltd.	2,861,590
280,103	Fortescue Ltd.	4,005,101
765,523	Glencore PLC	4,365,282
1,143,094	Incitec Pivot Ltd.	2,213,905
238,906	Insurance Australia Group Ltd.	1,139,211
81,704	JB Hi-Fi Ltd.	3,339,986
954,862	Medibank Pvt Ltd.	2,378,638
184,469	Orica Ltd.	2,201,542
28,546	Pro Medicus Ltd.	2,731,173
42,126	Rio Tinto PLC	2,769,608
205,427	Santos Ltd.	1,050,909
255,893	Sonic Healthcare Ltd.	4,494,622
1,407,127	Stockland REIT	3,918,757
3,010,667	Telstra Group Ltd.	7,278,641
115,020	Wesfarmers Ltd.	5,006,875
26,879	Westpac Banking Corp.	488,810
1,208,651	Whitehaven Coal Ltd.	6,175,062
79,273	Woodside Energy Group Ltd.	1,493,507
274,145	Woolworths Group Ltd.	6,186,536
		110,387,384
	Austria - 1.1%
19,988	ANDRITZ AG	1,239,271
320,724	Mondi PLC	6,156,409
8,014	Oesterreichische Post AG	257,455
66,441	Raiffeisen Bank International AG	1,154,997
30,886	Verbund AG	2,437,969
		11,246,101
	Belgium - 1.5%
4,921	Ackermans & van Haaren NV	851,765
42,492	Ageas SA	1,943,682
20,882	Colruyt Group NV	997,713
170,989	Solvay SA(1)	6,023,675
39,018	UCB SA	5,800,096
		15,616,931
	Brazil - 0.1%
44,683	Yara International ASA	1,290,866
	Canada - 14.7%
95,275	Alimentation Couche-Tard, Inc.	5,345,316
113,036	AltaGas Ltd.	2,553,398
71,508	Bank of Montreal	6,000,850
43,399	Bank of Nova Scotia	1,984,806
44,716	Canadian Imperial Bank of Commerce	2,125,754
4,921	Canadian National Railway Co.	581,378
44,860	Canadian Tire Corp. Ltd. Class A	4,450,102
38,988	CCL Industries, Inc. Class B	2,049,766
49,388	CGI, Inc.*	4,928,514
742	Constellation Software, Inc.	2,137,520
73,932	Dollarama, Inc.	6,748,892
69,455	Element Fleet Management Corp.	1,263,372
112,865	Emera, Inc.	3,765,329
9,071	Fairfax Financial Holdings Ltd.	10,317,148
101,804	Fortis, Inc.	3,955,800
26,469	George Weston Ltd.	3,806,654
23,466	Gildan Activewear, Inc.	889,868
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Canada - 14.7% - (continued)
324,479	Great-West Lifeco, Inc.	$ 9,463,921
150,159	Hydro One Ltd.(2)	4,373,030
47,126	iA Financial Corp., Inc.	2,958,742
65,418	Imperial Oil Ltd.	4,459,525
18,667	Intact Financial Corp.	3,110,507
73,045	Loblaw Cos. Ltd.	8,471,693
396,222	Manulife Financial Corp.	10,548,739
94,834	Metro, Inc.	5,252,654
25,125	National Bank of Canada	1,992,410
47,016	Nutrien Ltd.(1)	2,393,148
12,839	Onex Corp.	872,791
50,872	Open Text Corp.	1,527,257
355,896	Power Corp. of Canada(1)	9,888,673
24,789	Restaurant Brands International, Inc.	1,746,380
77,678	Royal Bank of Canada	8,268,207
94,995	Saputo, Inc.	2,132,675
58,039	Stantec, Inc.	4,857,826
114,122	Sun Life Financial, Inc.	5,594,551
10,775	Suncor Energy, Inc.	410,652
59,659	TELUS Corp.	902,940
14,873	Thomson Reuters Corp.	2,506,568
51,910	TMX Group Ltd.	1,444,611
19,496	Toromont Industries Ltd.	1,725,838
		157,807,805
	China - 1.2%
1,683,500	BOC Hong Kong Holdings Ltd.	5,185,872
431,000	Wharf Holdings Ltd.	1,211,728
3,622,500	Yangzijiang Shipbuilding Holdings Ltd.	6,575,429
		12,973,029
	Denmark - 1.9%
4,857	AP Moller - Maersk AS Class B	8,449,597
79,123	Novo Nordisk AS Class B	11,434,867
8,991	Svitzer Group AS*	335,376
		20,219,840
	Finland - 1.1%
52,995	Kone OYJ Class B	2,617,793
1,842,073	Nokia OYJ ADR	6,963,036
49,172	Orion OYJ Class B	2,100,626
		11,681,455
	France - 5.5%
15,864	Air Liquide SA	2,742,123
26,559	BNP Paribas SA(1)	1,694,499
11,084	Capgemini SE	2,205,983
60,024	Cie de Saint-Gobain SA	4,671,699
222,617	Cie Generale des Etablissements Michelin SCA	8,615,480
231,490	Credit Agricole SA	3,160,788
114,884	Danone SA	7,028,088
15,068	EssilorLuxottica SA	3,249,206
916,212	Orange SA	9,185,166
17,380	Publicis Groupe SA	1,851,154
34,783	Thales SA	5,573,165
81,850	TotalEnergies SE	5,467,761
38,824	Vinci SA	4,095,221
		59,540,333
	Germany - 3.9%
24,567	Allianz SE	6,832,556
49,385	Bayerische Motoren Werke AG	4,677,812
26,990	Brenntag SE	1,821,215
15,994	Deutsche Post AG	647,780
113,075	Deutsche Telekom AG	2,845,499
148,380	E.ON SE	1,948,868
121,978	Fresenius SE & Co. KGaA*	3,644,752
69,285	Heidelberg Materials AG	7,189,488
53,140	Merck KGaA	8,813,449

9

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Germany - 3.9% - (continued)
6,493	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$ 3,249,795
16,489	RWE AG	564,623
		42,235,837
	Hong Kong - 2.3%
842,500	CK Asset Holdings Ltd.	3,156,380
77,500	CK Infrastructure Holdings Ltd.	437,758
410,980	CLP Holdings Ltd.	3,321,572
595,000	Henderson Land Development Co. Ltd.	1,596,594
1,019,000	HKT Trust & HKT Ltd.	1,143,331
59,526	Jardine Matheson Holdings Ltd.	2,106,030
283,500	Power Assets Holdings Ltd.	1,534,169
801,591	Sino Land Co. Ltd.	826,499
766,500	Sun Hung Kai Properties Ltd.	6,631,795
212,000	Swire Pacific Ltd. Class A	1,873,607
3,848,292	WH Group Ltd.(2)	2,533,522
		25,161,257
	Ireland - 0.2%
392	Kerry Group PLC Class A	31,783
37,289	Smurfit Kappa Group PLC	1,662,523
		1,694,306
	Israel - 2.7%
129,929	Amot Investments Ltd.	526,310
448,175	Bank Hapoalim BM	3,962,813
606,987	Bank Leumi Le-Israel BM	4,946,512
1,088,275	Bezeq The Israeli Telecommunication Corp. Ltd.	1,223,703
24,758	Check Point Software Technologies Ltd.*	4,085,070
4,586	FIBI Holdings Ltd.	180,776
34,250	First International Bank Of Israel Ltd.	1,298,285
2,730	Hilan Ltd.	141,167
378,698	ICL Group Ltd.	1,639,564
1	Isracard Ltd.	3
1,812	Israel Corp. Ltd.	405,045
663,164	Israel Discount Bank Ltd. Class A	3,307,722
12,903	Matrix IT Ltd.	233,591
11,568	Melisron Ltd.	765,222
225,424	Mivne Real Estate KD Ltd.	527,777
69,170	Mizrahi Tefahot Bank Ltd.	2,342,879
839,425	Oil Refineries Ltd.	193,857
82,285	Reit 1 Ltd. REIT	303,829
43,246	Shufersal Ltd.	283,547
53,715	Tower Semiconductor Ltd.*	2,070,349
		28,438,021
	Italy - 1.2%
197,328	A2A SpA	393,259
72,908	Assicurazioni Generali SpA	1,819,861
40,023	Buzzi SpA	1,611,982
331,145	Enel SpA	2,304,752
110,162	Eni SpA	1,694,722
6,726	Leonardo SpA	156,282
42,442	Prysmian SpA	2,630,072
40,593	Recordati Industria Chimica e Farmaceutica SpA	2,118,721
12,852	UniCredit SpA	476,654
		13,206,305
	Japan - 20.0%
46,700	Aeon Co. Ltd.	998,392
79,300	Air Water, Inc.	1,072,468
113,882	Alfresa Holdings Corp.	1,559,630
49,700	BIPROGY, Inc.	1,377,363
101,793	Bridgestone Corp.	4,000,593
166,500	Brother Industries Ltd.	2,930,259
269,803	Canon, Inc.	7,302,762
109,400	Chubu Electric Power Co., Inc.	1,292,860
38,600	Chugai Pharmaceutical Co. Ltd.	1,371,613
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Japan - 20.0% - (continued)
78,100	COMSYS Holdings Corp.	$ 1,500,728
199,200	Daicel Corp.	1,910,145
293,900	Daiwa House Industry Co. Ltd.	7,448,901
113,400	EXEO Group, Inc.	1,127,585
21,900	Fuji Soft, Inc.	988,400
124,860	FUJIFILM Holdings Corp.	2,920,075
167,900	Haseko Corp.	1,855,814
189,500	Honda Motor Co. Ltd.	2,026,234
25,600	Horiba Ltd.	2,065,697
61,300	Hulic Co. Ltd.	542,844
41,400	Isuzu Motors Ltd.	548,448
438,000	Japan Post Bank Co. Ltd.	4,137,393
738,781	Japan Post Holdings Co. Ltd.	7,325,349
161,100	Japan Post Insurance Co. Ltd.	3,125,656
179,100	Japan Tobacco, Inc.	4,841,022
52,600	Kajima Corp.	909,529
43,000	Kamigumi Co. Ltd.	885,609
198,200	Kansai Electric Power Co., Inc.	3,329,208
66,551	KDDI Corp.	1,759,965
59,500	Kinden Corp.	1,184,748
116,500	Kirin Holdings Co. Ltd.	1,501,333
379,900	Kuraray Co. Ltd.	4,367,929
93,700	Kyushu Electric Power Co., Inc.	965,193
27,000	Kyushu Railway Co.	584,950
67,900	Macnica Holdings, Inc.	2,849,217
19,100	McDonald's Holdings Co. Japan Ltd.	752,791
110,750	Medipal Holdings Corp.	1,685,416
88,532	MEIJI Holdings Co. Ltd.	1,909,222
105,900	Mitsubishi Chemical Group Corp.	587,960
39,300	Mitsubishi Electric Corp.	627,271
168,900	Mizuho Financial Group, Inc.	3,525,837
152,600	MS&AD Insurance Group Holdings, Inc.	3,391,427
102,217	NEC Corp.	8,416,413
39,200	NH Foods Ltd.	1,172,150
10,300	Nichirei Corp.	226,669
77,600	Nihon Kohden Corp.	1,121,114
69,300	NIPPON EXPRESS HOLDINGS, Inc.	3,194,452
1,658,350	Nippon Telegraph & Telephone Corp.	1,564,948
99,300	Nisshin Seifun Group, Inc.	1,141,709
134,700	Niterra Co. Ltd.	3,910,537
38,800	Nomura Real Estate Holdings, Inc.	972,291
373,100	Ono Pharmaceutical Co. Ltd.	5,094,580
16,700	Oracle Corp.	1,152,368
230,546	Osaka Gas Co. Ltd.	5,077,859
25,700	Otsuka Corp.	493,837
193,700	Otsuka Holdings Co. Ltd.	8,152,114
354,200	Ricoh Co. Ltd.	3,028,734
470,500	Sankyo Co. Ltd.	5,106,882
257,900	Santen Pharmaceutical Co. Ltd.	2,635,755
111,500	Sanwa Holdings Corp.	2,038,899
131,500	SCSK Corp.	2,626,567
900	Secom Co. Ltd.	53,135
218,000	Seiko Epson Corp.	3,386,684
146,365	Sekisui Chemical Co. Ltd.	2,025,416
191,348	Sekisui House Ltd.	4,238,300
65,580	Shimamura Co. Ltd.	2,981,799
116,700	Shionogi & Co. Ltd.	4,553,810
300,800	Skylark Holdings Co. Ltd.	4,000,756
660,500	SoftBank Corp.	8,066,345
252,300	Sohgo Security Services Co. Ltd.	1,473,711
173,700	Sompo Holdings, Inc.	3,709,185
249,593	Subaru Corp.	5,291,012
80,300	SUMCO Corp.	1,155,879
16,429	Sumitomo Forestry Co. Ltd.	522,611
39,100	Sumitomo Mitsui Financial Group, Inc.	2,606,910
38,400	Sumitomo Mitsui Trust Holdings, Inc.	876,091
38,800	Sundrug Co. Ltd.	977,839

10

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Japan - 20.0% - (continued)
99,200	Takeda Pharmaceutical Co. Ltd.	$ 2,572,811
17,600	Tokio Marine Holdings, Inc.	657,018
266,996	Tokyo Gas Co. Ltd.	5,734,621
34,300	Tokyo Tatemono Co. Ltd.	541,388
20,000	Tokyu Fudosan Holdings Corp.	133,470
33,119	Toyo Suisan Kaisha Ltd.	1,963,133
5,400	Tsuruha Holdings, Inc.	307,497
134,880	Yamazaki Baking Co. Ltd.	2,768,704
99,100	Yokogawa Electric Corp.	2,396,488
		215,210,327
	Netherlands - 2.1%
318,053	ING Groep NV	5,441,022
350,963	Koninklijke Ahold Delhaize NV	10,377,834
43,593	Wolters Kluwer NV	7,232,383
		23,051,239
	New Zealand - 0.3%
113,763	Contact Energy Ltd.	623,893
73,114	Fisher & Paykel Healthcare Corp. Ltd.	1,340,125
144,287	Fletcher Building Ltd.	259,214
72,846	Infratil Ltd.	497,154
379,954	Spark New Zealand Ltd.	971,871
		3,692,257
	Norway - 1.4%
206,738	Equinor ASA	5,901,669
39,517	Europris ASA(2)	268,704
36,648	Frontline PLC	944,052
140,321	Hoegh Autoliners ASA	1,657,890
14,412	Kongsberg Gruppen ASA	1,177,595
170,750	Orkla ASA	1,391,178
257,467	Telenor ASA	2,942,825
45,452	Wallenius Wilhelmsen ASA	464,872
		14,748,785
	Portugal - 0.8%
310,219	Galp Energia SGPS SA	6,556,454
126,111	Jeronimo Martins SGPS SA	2,466,661
		9,023,115
	Singapore - 3.3%
111,798	BW LPG Ltd.(2)	2,082,136
1,037,600	CapitaLand Ascendas REIT	1,959,975
1,127,400	ComfortDelGro Corp. Ltd.	1,114,714
176,309	DBS Group Holdings Ltd.	4,656,041
253,860	Hafnia Ltd.	2,138,647
1,011,100	Mapletree Industrial Trust REIT	1,574,190
350,252	Oversea-Chinese Banking Corp. Ltd.	3,729,302
1,103,900	Singapore Airlines Ltd.	5,620,299
705,000	Singapore Technologies Engineering Ltd.	2,252,462
184,200	Singapore Telecommunications Ltd.	373,769
317,500	United Overseas Bank Ltd.	7,339,808
291,900	Venture Corp. Ltd.	3,062,769
		35,904,112
	Spain - 0.8%
89,723	ACS Actividades de Construccion y Servicios SA	3,873,352
33,105	Industria de Diseno Textil SA	1,644,866
777,834	Telefonica SA(1)	3,301,230
		8,819,448
	Sweden - 2.8%
11,693	Essity AB Class B	299,662
55,429	Industrivarden AB Class C	1,871,675
67,814	Investor AB Class B	1,858,286
234,590	Securitas AB Class B	2,330,350
141,427	Skandinaviska Enskilda Banken AB Class A	2,089,982
163,158	SKF AB Class B	3,278,505
48,181	Svenska Handelsbanken AB Class A	459,280
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Sweden - 2.8% - (continued)
51,949	Swedish Orphan Biovitrum AB*	$ 1,391,167
512,953	Tele2 AB Class B	5,168,182
933,851	Telefonaktiebolaget LM Ericsson Class B	5,802,289
824,761	Telia Co. AB	2,214,118
129,746	Volvo AB Class B	3,321,386
		30,084,882
	Switzerland - 2.9%
6,918	ABB Ltd.	384,316
82	Givaudan SA	388,738
33,091	Kuehne & Nagel International AG	9,515,596
102,512	Novartis AG	10,971,043
5,744	Schindler Holding AG	1,431,845
9,539	Sonova Holding AG	2,946,836
2,166	Swiss Life Holding AG	1,592,321
6,584	Zurich Insurance Group AG	3,510,343
		30,741,038
	United Kingdom - 10.8%
163,298	3i Group PLC	6,328,988
24,761	Associated British Foods PLC	774,371
126,261	AstraZeneca PLC ADR	9,847,095
232,266	B&M European Value Retail SA	1,283,651
646,692	BAE Systems PLC	10,790,776
159,946	Bunzl PLC	6,085,848
6,474,809	Centrica PLC	11,041,299
948,500	CK Hutchison Holdings Ltd.	4,543,625
42,002	Coca-Cola Europacific Partners PLC	3,060,686
39,302	DCC PLC	2,752,363
1,127,877	HSBC Holdings PLC	9,750,695
351,338	Imperial Brands PLC	8,989,114
63,462	Intertek Group PLC	3,845,856
51,335	Next PLC	5,863,690
286,712	Pearson PLC	3,590,981
9,201	Reckitt Benckiser Group PLC	498,039
88,296	RELX PLC	4,061,667
127,636	Sage Group PLC	1,756,236
397,273	Smith & Nephew PLC	4,924,501
950,339	Taylor Wimpey PLC	1,707,681
2,104,465	Tesco PLC	8,140,374
43,973	Unilever PLC	2,415,222
4,403,056	Vodafone Group PLC	3,882,772
		115,935,530
	United States - 6.0%
64,554	BP PLC ADR	2,330,399
55,406	CRH PLC	4,129,481
12,745	CSL Ltd.	2,512,754
246,995	GSK PLC ADR(1)	9,509,308
49,667	Holcim AG	4,400,720
12,773	Nestle SA	1,303,739
36,894	Qiagen NV*	1,515,975
39,343	Roche Holding AG	10,923,746
110,205	Sanofi SA	10,623,017
94,473	Shell PLC	3,384,455
336,495	Stellantis NV	6,660,996
61,845	Swiss Re AG	7,673,845
		64,968,435
	Total Common Stocks (cost $993,363,667)	$ 1,063,678,638
PREFERRED STOCKS - 0.4%
	Germany - 0.4%
41,541	Henkel AG & Co. KGaA (Preference Shares)(3)	$ 3,705,086
4,684	Volkswagen AG (Preference Shares)(3)	529,116
	Total Preferred Stocks (cost $3,859,010)	$ 4,234,202

11

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(4)(5)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $997,222,677)		$ 1,067,912,840
SHORT-TERM INVESTMENTS - 2.4%
	Securities Lending Collateral - 2.4%
4,117,794	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(6)		$ 4,117,794
13,725,978	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(6)		13,725,978
4,117,793	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(6)		4,117,793
4,117,794	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(6)		4,117,794
	Total Short-Term Investments (cost $26,079,359)		$ 26,079,359
	Total Investments (cost $1,023,302,036)	101.7%	$ 1,093,992,199
	Other Assets and Liabilities	(1.7)%	(18,482,350)
	Net Assets	100.0%	$ 1,075,509,849
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the aggregate value of these securities was $9,257,392, representing 0.9% of net assets.
(3)	Currently no rate available.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	1,030	$ —	$ —

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	29	09/20/2024	$ 3,397,640	$ 26,167
Total futures contracts				$ 26,167
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
12

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 110,387,384	$ 110,387,384	$ —	$ —
Austria	11,246,101	11,246,101	—	—
Belgium	15,616,931	15,616,931	—	—
Brazil	1,290,866	1,290,866	—	—
Canada	157,807,805	157,807,805	—	—
China	12,973,029	12,973,029	—	—
Denmark	20,219,840	20,219,840	—	—
Finland	11,681,455	11,681,455	—	—
France	59,540,333	59,540,333	—	—
Germany	42,235,837	42,235,837	—	—
Hong Kong	25,161,257	25,161,257	—	—
Ireland	1,694,306	1,694,306	—	—
Israel	28,438,021	28,438,021	—	—
Italy	13,206,305	13,206,305	—	—
Japan	215,210,327	215,210,327	—	—
Netherlands	23,051,239	23,051,239	—	—
New Zealand	3,692,257	3,692,257	—	—
Norway	14,748,785	14,748,785	—	—
Portugal	9,023,115	9,023,115	—	—
Singapore	35,904,112	35,904,112	—	—
Spain	8,819,448	8,819,448	—	—
Sweden	30,084,882	30,084,882	—	—
Switzerland	30,741,038	30,741,038	—	—
United Kingdom	115,935,530	115,935,530	—	—
United States	64,968,435	64,968,435	—	—
Preferred Stocks	4,234,202	4,234,202	—	—
Warrants	—	—	—	—
Short-Term Investments	26,079,359	26,079,359	—	—
Futures Contracts(2)	26,167	26,167	—	—
Total	$ 1,094,018,366	$ 1,094,018,366	$ —	$ —

(1)	For the period ended June 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2024 is not presented.
13

Hartford Multifactor Diversified International ETF
Schedule of Investments
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Australia - 7.4%
8,701	ANZ Group Holdings Ltd.	$ 164,102
4,632	BHP Group Ltd.	132,030
6,594	BlueScope Steel Ltd.	89,970
2,692	Brambles Ltd.	26,123
49	Cochlear Ltd.	10,869
8,921	Coles Group Ltd.	101,463
6,763	Fortescue Ltd.	96,702
9,050	Glencore PLC	51,606
4,467	JB Hi-Fi Ltd.	182,607
836	Rio Tinto PLC	54,963
5,058	Sonic Healthcare Ltd.	88,841
12,768	Stockland REIT	35,558
10,837	Telstra Group Ltd.	26,200
1,321	Wesfarmers Ltd.	57,504
1,031	Westpac Banking Corp.	18,749
29,007	Whitehaven Coal Ltd.	148,198
252	Woodside Energy Group Ltd.	4,748
2,408	Woolworths Group Ltd.	54,340
		1,344,573
	Austria - 0.4%
473	ANDRITZ AG	29,326
314	Erste Group Bank AG	14,888
640	Mondi PLC	12,285
220	Verbund AG	17,366
		73,865
	Belgium - 1.6%
2,409	Colruyt Group NV	115,099
5,127	Solvay SA	180,616
		295,715
	Brazil - 0.4%
2,695	Telefonica Brasil SA	21,999
1,536	Vale SA ADR	17,157
965	Yara International ASA	27,878
		67,034
	Canada - 5.0%
732	Alimentation Couche-Tard, Inc.	41,068
1,117	Bank of Montreal	93,737
385	Bank of Nova Scotia	17,607
91	Canadian Tire Corp. Ltd. Class A	9,027
137	Fairfax Financial Holdings Ltd.	155,821
701	George Weston Ltd.	100,815
1,429	Great-West Lifeco, Inc.	41,679
929	Loblaw Cos. Ltd.	107,745
3,239	Manulife Financial Corp.	86,233
168	Nutrien Ltd.	8,551
3,428	Power Corp. of Canada	95,248
1,002	Royal Bank of Canada	106,655
696	Sun Life Financial, Inc.	34,120
219	Toronto-Dominion Bank	12,035
		910,341
	China - 10.3%
340,000	Agricultural Bank of China Ltd. Class H	145,452
330,000	Bank of China Ltd. Class H	162,730
86,000	Bank of Communications Co. Ltd. Class H	67,523
2,000	BOC Hong Kong Holdings Ltd.	6,161
98,000	China CITIC Bank Corp. Ltd. Class H*	62,887
235,000	China Construction Bank Corp. Class H	173,675
51,500	China Minsheng Banking Corp. Ltd. Class H	17,810
4,000	China Resources Land Ltd.	13,602
19,000	China Shenhua Energy Co. Ltd. Class H	87,488
684,000	China Tower Corp. Ltd. Class H(1)	88,485
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	China - 10.3% - (continued)
92,000	COSCO SHIPPING Holdings Co. Ltd. Class H	$ 160,965
74,000	CSPC Pharmaceutical Group Ltd.	58,954
239,000	Industrial & Commercial Bank of China Ltd. Class H	142,040
92,000	Kunlun Energy Co. Ltd.	95,448
124,000	Lenovo Group Ltd.	175,024
88,000	PetroChina Co. Ltd. Class H	89,044
78,000	PICC Property & Casualty Co. Ltd. Class H*	96,908
47,000	Postal Savings Bank of China Co. Ltd. Class H(1)	27,571
50,000	Sinopharm Group Co. Ltd. Class H	132,887
25,000	Weichai Power Co. Ltd. Class H	47,839
5,500	Yangzijiang Shipbuilding Holdings Ltd.	9,983
		1,862,476
	Denmark - 1.3%
58	AP Moller - Maersk AS Class B	100,901
942	Novo Nordisk AS Class B	136,138
52	Svitzer Group AS*	1,940
		238,979
	Finland - 0.5%
25,732	Nokia OYJ ADR	97,267
	France - 3.2%
218	Air Liquide SA	37,682
948	BNP Paribas SA	60,484
102	Capgemini SE	20,300
802	Cie de Saint-Gobain SA	62,420
2,708	Cie Generale des Etablissements Michelin SCA	104,802
433	Danone SA	26,489
50	EssilorLuxottica SA	10,782
38	L'Oreal SA	16,700
28	LVMH Moet Hennessy Louis Vuitton SE	21,414
10,016	Orange SA	100,412
205	Societe Generale SA	4,816
1,166	TotalEnergies SE	77,891
272	Vinci SA	28,691
		572,883
	Germany - 2.2%
331	Allianz SE	92,057
740	Bayerische Motoren Werke AG	70,094
1,222	Deutsche Post AG	49,493
1,788	E.ON SE	23,484
304	Fresenius SE & Co. KGaA*	9,084
660	Heidelberg Materials AG	68,486
447	Merck KGaA	74,136
37	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,519
		405,353
	Hong Kong - 1.8%
16,500	CK Asset Holdings Ltd.	61,816
5,500	CLP Holdings Ltd.	44,452
16,092	Sino Land Co. Ltd.	16,592
5,000	Sun Hung Kai Properties Ltd.	43,260
7,000	Swire Pacific Ltd. Class A	61,864
500	Techtronic Industries Co. Ltd.	5,713
135,500	WH Group Ltd.(1)	89,206
		322,903
	India - 0.9%
1,671	Dr Reddy's Laboratories Ltd. ADR	127,313
1,651	Infosys Ltd. ADR	30,742
		158,055
	Indonesia - 1.8%
49,200	Adaro Energy Indonesia Tbk. PT	8,383

14

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Indonesia - 1.8% - (continued)
242,500	Astra International Tbk. PT	$ 66,049
80,300	Bank Mandiri Persero Tbk. PT	30,158
170,800	Bank Negara Indonesia Persero Tbk. PT	48,606
89,300	Bank Rakyat Indonesia Persero Tbk. PT	25,086
179,900	Indofood Sukses Makmur Tbk. PT	66,742
93,200	Kalbe Farma Tbk. PT	8,680
156,500	Telkom Indonesia Persero Tbk. PT	29,914
26,900	United Tractors Tbk. PT	36,099
		319,717
	Israel - 2.2%
2,975	Amot Investments Ltd.	12,051
9,379	Bank Hapoalim BM	82,930
7,264	Bank Leumi Le-Israel BM	59,196
58,212	Bezeq The Israeli Telecommunication Corp. Ltd.	65,456
5	Check Point Software Technologies Ltd.*	825
1,034	FIBI Holdings Ltd.	40,760
604	First International Bank Of Israel Ltd.	22,895
4,721	ICL Group Ltd.	20,439
2,332	Israel Discount Bank Ltd. Class A	11,632
5,779	Mivne Real Estate KD Ltd.	13,530
86,051	Oil Refineries Ltd.	19,873
11,717	Reit 1 Ltd. REIT	43,264
		392,851
	Italy - 1.0%
8,211	Enel SpA	57,148
434	Intesa Sanpaolo SpA	1,615
140	Prysmian SpA	8,676
3,143	UniCredit SpA	116,567
		184,006
	Japan - 15.4%
7,500	Alfresa Holdings Corp.	102,714
1,300	Bridgestone Corp.	51,092
2,200	Brother Industries Ltd.	38,718
2,100	Canon, Inc.	56,841
800	Daicel Corp.	7,671
3,400	Daiwa House Industry Co. Ltd.	86,173
600	FUJIFILM Holdings Corp.	14,032
2,000	Fujitsu Ltd.	31,294
4,000	Hitachi Ltd.	89,544
8,600	Honda Motor Co. Ltd.	91,956
400	Horiba Ltd.	32,277
1,200	Isuzu Motors Ltd.	15,897
1,300	ITOCHU Corp.	63,473
200	Japan Post Bank Co. Ltd.	1,889
3,300	Japan Post Holdings Co. Ltd.	32,721
3,600	Japan Tobacco, Inc.	97,307
200	Kajima Corp.	3,458
100	Kansai Electric Power Co., Inc.	1,680
1,700	KDDI Corp.	44,957
200	Kuraray Co. Ltd.	2,300
400	Macnica Holdings, Inc.	16,785
1,800	Marubeni Corp.	33,295
4,500	Mazda Motor Corp.	43,529
4,200	Medipal Holdings Corp.	63,916
3,800	Mitsubishi Corp.	74,365
2,700	Mitsubishi Electric Corp.	43,095
1,800	Mitsubishi UFJ Financial Group, Inc.	19,347
1,800	Mitsui & Co. Ltd.	40,854
5,200	Mizuho Financial Group, Inc.	108,552
1,600	NEC Corp.	131,742
3,600	Nihon Kohden Corp.	52,010
900	NIPPON EXPRESS HOLDINGS, Inc.	41,486
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 15.4% - (continued)
700	Nippon Steel Corp.	$ 14,800
31,800	Nippon Telegraph & Telephone Corp.	30,009
1,200	Niterra Co. Ltd.	34,838
3,400	Ono Pharmaceutical Co. Ltd.	46,426
4,300	Osaka Gas Co. Ltd.	94,709
2,300	Otsuka Holdings Co. Ltd.	96,798
2,900	Panasonic Holdings Corp.	23,743
5,000	Ricoh Co. Ltd.	42,755
6,300	Sankyo Co. Ltd.	68,381
6,000	Santen Pharmaceutical Co. Ltd.	61,320
2,500	Sanwa Holdings Corp.	45,715
2,900	Seiko Epson Corp.	45,052
1,700	Sekisui House Ltd.	37,654
1,400	Shimamura Co. Ltd.	63,655
200	Shin-Etsu Chemical Co. Ltd.	7,756
900	Shionogi & Co. Ltd.	35,119
5,900	SoftBank Corp.	72,054
300	Sompo Holdings, Inc.	6,406
3,200	Subaru Corp.	67,835
400	Sumitomo Forestry Co. Ltd.	12,724
1,700	Sumitomo Mitsui Financial Group, Inc.	113,344
1,000	Takeda Pharmaceutical Co. Ltd.	25,936
900	Tokio Marine Holdings, Inc.	33,598
5,300	Tokyo Gas Co. Ltd.	113,835
5,400	Yamaha Motor Co. Ltd.	49,985
		2,779,417
	Malaysia - 2.5%
6,600	AMMB Holdings Bhd.	6,002
33,500	CIMB Group Holdings Bhd.	48,288
30,425	Malayan Banking Bhd.	64,236
14,800	Petronas Chemicals Group Bhd.	19,796
8,100	Petronas Gas Bhd.	30,597
53,575	RHB Bank Bhd.	62,575
80,400	Sime Darby Bhd.	44,653
37,000	Tenaga Nasional Bhd.	108,078
66,500	YTL Power International Bhd.	67,945
		452,170
	Mexico - 0.8%
186	Arca Continental SAB de CV	1,830
948	Coca-Cola Femsa SAB de CV ADR	81,376
47,491	Fibra Uno Administracion SA de CV REIT	58,645
29	Fomento Economico Mexicano SAB de CV ADR	3,122
		144,973
	Netherlands - 1.2%
4,202	ING Groep NV	71,885
4,993	Koninklijke Ahold Delhaize NV	147,641
		219,526
	New Zealand - 1.0%
2,418	Fisher & Paykel Healthcare Corp. Ltd.	44,320
1,997	Fletcher Building Ltd.	3,588
54,384	Spark New Zealand Ltd.	139,107
		187,015
	Norway - 1.6%
1,908	Equinor ASA	54,467
4,607	Europris ASA(1)	31,326
10,779	Hoegh Autoliners ASA	127,354
2,336	Norsk Hydro ASA	14,590
2,688	Orkla ASA	21,900
501	Telenor ASA	5,726
3,265	Wallenius Wilhelmsen ASA	33,394
		288,757

15

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Philippines - 0.8%
4,740	BDO Unibank, Inc.	$ 10,368
9,340	International Container Terminal Services, Inc.	55,745
6,430	Manila Electric Co.	40,154
39,510	Metropolitan Bank & Trust Co.	45,537
		151,804
	Poland - 0.6%
8,616	Powszechny Zaklad Ubezpieczen SA	110,464
	Portugal - 0.0%
177	Galp Energia SGPS SA	3,741
118	Jeronimo Martins SGPS SA	2,308
		6,049
	Russia - 0.0%
698	Gazprom PJSC*(2)	—
	Singapore - 2.2%
768	BW LPG Ltd.(1)	14,303
32,900	ComfortDelGro Corp. Ltd.	32,530
1,876	DBS Group Holdings Ltd.	49,542
7,342	Oversea-Chinese Banking Corp. Ltd.	78,174
17,300	Singapore Airlines Ltd.	88,080
4,300	United Overseas Bank Ltd.	99,405
3,200	Venture Corp. Ltd.	33,576
		395,610
	South Africa - 0.1%
542	Gold Fields Ltd. ADR	8,076
370	Standard Bank Group Ltd.	4,271
		12,347
	South Korea - 5.2%
2,031	Coway Co. Ltd.	94,726
190	Doosan Bobcat, Inc.	7,081
2,301	GS Holdings Corp.	78,400
31	Hyundai Mobis Co. Ltd.	5,664
183	Hyundai Motor Co.	39,219
1,753	Kia Corp.	164,666
3,530	KT Corp.	95,912
381	KT&G Corp.	24,413
14,871	LG Uplus Corp.	106,090
183	Samsung C&T Corp.	18,878
2,687	Samsung Electronics Co. Ltd.	159,092
501	Samsung SDS Co. Ltd.	54,049
2,710	SK Telecom Co. Ltd.	101,391
		949,581
	Spain - 0.7%
2,159	ACS Actividades de Construccion y Servicios SA	93,204
1,960	Iberdrola SA	25,449
		118,653
	Sweden - 1.9%
1,396	Industrivarden AB Class C	47,139
1,442	Investor AB Class B	39,515
2,541	Skandinaviska Enskilda Banken AB Class A	37,550
925	SKF AB Class B	18,587
11,842	Telefonaktiebolaget LM Ericsson Class B	73,578
4,602	Volvo AB Class B	117,807
		334,176
	Switzerland - 1.8%
414	Kuehne & Nagel International AG	119,049
1,523	Novartis AG	162,995
29	Sonova Holding AG	8,959
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Switzerland - 1.8% - (continued)
629	UBS Group AG	$ 18,514
22	Zurich Insurance Group AG	11,730
		321,247
	Taiwan - 8.9%
22,000	ASE Technology Holding Co. Ltd.	114,267
26,000	Chicony Electronics Co. Ltd.	137,047
35,000	Compeq Manufacturing Co. Ltd.	87,820
14,000	Evergreen Marine Corp. Taiwan Ltd.	83,288
30,800	Hon Hai Precision Industry Co. Ltd.	203,172
1,000	International Games System Co. Ltd.	41,767
20,000	King Yuan Electronics Co. Ltd.	73,363
15,000	Lite-On Technology Corp.	49,011
1,000	MediaTek, Inc.	43,155
6,000	Novatek Microelectronics Corp.	112,079
27,000	Pegatron Corp.	86,972
24,000	Pou Chen Corp.	25,893
16,000	Powertech Technology, Inc.	92,721
1,000	President Chain Store Corp.	8,431
13,000	Simplo Technology Co. Ltd.	171,308
6,000	Sino-American Silicon Products, Inc.	40,226
5	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	869
13,000	Tripod Technology Corp.	87,558
19,000	Uni-President Enterprises Corp.	47,615
24,000	United Microelectronics Corp.*	41,206
3,000	Wistron Corp.	9,802
4,000	Yang Ming Marine Transport Corp.	9,198
10,000	Zhen Ding Technology Holding Ltd.	39,918
		1,606,686
	Thailand - 2.3%
14,978	Advanced Info Service PCL NVDR	85,303
18,400	Bangchak Corp. PCL NVDR	18,802
66,600	Bangkok Dusit Medical Services PCL NVDR	48,547
5,600	Bumrungrad Hospital PCL NVDR	37,692
125,100	Krung Thai Bank PCL NVDR	58,293
2,300	PTT Exploration & Production PCL NVDR	9,527
47,900	PTT PCL NVDR	42,421
656,400	Sansiri PCL NVDR	29,871
7,500	SCB X PCL NVDR	21,050
80,200	Supalai PCL NVDR	39,338
530,500	TMBThanachart Bank PCL NVDR(3)	24,720
		415,564
	Turkey - 3.0%
76,314	Akbank TAS	149,097
3,558	Anadolu Efes Biracilik Ve Malt Sanayii AS	26,818
4,584	BIM Birlesik Magazalar AS	76,205
16,308	Haci Omer Sabanci Holding AS	48,003
7,814	KOC Holding AS	54,058
14,294	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)	55,374
687	Migros Ticaret AS	11,107
163,489	Turkiye Is Bankasi AS Class C	79,043
2,345	Turkiye Petrol Rafinerileri AS	11,838
34,387	Yapi ve Kredi Bankasi AS	35,453
		546,996
	United Kingdom - 4.1%
2,278	3i Group PLC	88,289
946	AstraZeneca PLC ADR	73,779
7,002	BAE Systems PLC	116,836
82,356	Centrica PLC	140,439
9,500	CK Hutchison Holdings Ltd.	45,508
499	DCC PLC	34,946
18,800	HSBC Holdings PLC	164,464
1,772	Imperial Brands PLC	45,337

16

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	United Kingdom - 4.1% - (continued)
32,543	Lloyds Banking Group PLC	$ 22,519
4,551	Tesco PLC	17,604
		749,721
	United States - 4.5%
437	BP PLC ADR	15,776
154	CRH PLC	11,478
4,065	GSK PLC ADR(3)	156,503
421	Holcim AG	37,302
471	Nestle SA	48,075
518	Roche Holding AG	143,825
1,834	Sanofi SA	176,785
178	Schneider Electric SE	42,790
299	Shell PLC	10,712
6,586	Stellantis NV	130,371
299	Swiss Re AG	37,100
		810,717
	Total Common Stocks (cost $15,515,006)	$ 17,847,491
PREFERRED STOCKS - 0.5%
	Brazil - 0.4%
1,263	Gerdau SA (Preference Shares)(4)	$ 4,179
10,087	Petroleo Brasileiro SA (Preference Shares)(4)	69,100
		73,279
	Chile - 0.0%
2,259	Embotelladora Andina SA (Preference Shares)(4)	6,376
	Germany - 0.1%
129	Volkswagen AG (Preference Shares)(4)	14,572
	Total Preferred Stocks (cost $97,034)	$ 94,227
	Total Long-Term Investments (cost $15,612,040)	$ 17,941,718
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
5,508	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(5)	$ 5,508
18,360	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(5)	18,360
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Securities Lending Collateral - 0.2% - (continued)
5,508	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(5)		$ 5,508
5,508	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(5)		5,508
	Total Short-Term Investments (cost $34,884)		$ 34,884
	Total Investments (cost $15,646,924)	99.3%	$ 17,976,602
	Other Assets and Liabilities	0.7%	134,757
	Net Assets	100.0%	$ 18,111,359
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the aggregate value of these securities was $306,265, representing 1.7% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1	09/20/2024	$ 117,160	$ 902
Total futures contracts				$ 902
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
17

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,344,573	$ 1,344,573	$ —	$ —
Austria	73,865	73,865	—	—
Belgium	295,715	295,715	—	—
Brazil	67,034	67,034	—	—
Canada	910,341	910,341	—	—
China	1,862,476	1,862,476	—	—
Denmark	238,979	238,979	—	—
Finland	97,267	97,267	—	—
France	572,883	572,883	—	—
Germany	405,353	405,353	—	—
Hong Kong	322,903	322,903	—	—
India	158,055	158,055	—	—
Indonesia	319,717	319,717	—	—
Israel	392,851	392,851	—	—
Italy	184,006	184,006	—	—
Japan	2,779,417	2,779,417	—	—
Malaysia	452,170	452,170	—	—
Mexico	144,973	144,973	—	—
Netherlands	219,526	219,526	—	—
New Zealand	187,015	187,015	—	—
Norway	288,757	288,757	—	—
Philippines	151,804	151,804	—	—
Poland	110,464	110,464	—	—
Portugal	6,049	6,049	—	—
Russia	—	—	—	—
Singapore	395,610	395,610	—	—
South Africa	12,347	12,347	—	—
South Korea	949,581	949,581	—	—
Spain	118,653	118,653	—	—
Sweden	334,176	334,176	—	—
Switzerland	321,247	321,247	—	—
Taiwan	1,606,686	1,606,686	—	—
Thailand	415,564	415,564	—	—
Turkey	546,996	546,996	—	—
United Kingdom	749,721	749,721	—	—
United States	810,717	810,717	—	—
Preferred Stocks	94,227	94,227	—	—
Short-Term Investments	34,884	34,884	—	—
Futures Contracts(2)	902	902	—	—
Total	$ 17,977,504	$ 17,977,504	$ —	$ —

(1)	For the period ended June 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2024 is not presented.
18

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Brazil - 1.7%
6,789	Banco do Brasil SA	$ 32,647
511	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,897
10,795	Iguatemi SA UNIT	39,997
5,387	Suzano SA	55,291
9,007	Telefonica Brasil SA	73,523
25,366	TIM SA	72,521
11,368	Vale SA ADR	126,980
13,247	Vibra Energia SA	49,845
		457,701
	Chile - 1.0%
359,220	Banco de Chile	39,962
602	Banco Santander Chile ADR	11,336
6,189	Cencosud SA	11,638
344,961	Colbun SA	44,509
17,389	Empresas CMPC SA	32,607
591,027	Enel Chile SA	33,248
1,972	Sociedad Quimica y Minera de Chile SA ADR(1)	80,359
		253,659
	China - 18.6%
531,000	Agricultural Bank of China Ltd. Class H	227,161
10,900	Alibaba Group Holding Ltd.	98,426
8,000	Anhui Conch Cement Co. Ltd. Class H	19,059
2,400	ANTA Sports Products Ltd.	23,055
520,000	Bank of China Ltd. Class H	256,423
217,000	Bank of Communications Co. Ltd. Class H	170,378
83,000	CGN Power Co. Ltd. Class H(2)	36,570
243,000	China CITIC Bank Corp. Ltd. Class H*	155,933
377,000	China Construction Bank Corp. Class H	278,619
172,000	China Everbright Bank Co. Ltd. Class H*	53,534
31,500	China Merchants Bank Co. Ltd. Class H	143,028
250,000	China Minsheng Banking Corp. Ltd. Class H	86,456
13,500	China Overseas Land & Investment Ltd.	23,412
5,600	China Pacific Insurance Group Co. Ltd. Class H	13,671
132,000	China Petroleum & Chemical Corp. Class H	85,550
132,000	China Railway Group Ltd. Class H	72,869
30,500	China Resources Land Ltd.	103,719
18,000	China Resources Power Holdings Co. Ltd.	55,217
43,500	China Shenhua Energy Co. Ltd. Class H	200,300
1,670,000	China Tower Corp. Ltd. Class H(2)	216,039
16,900	China Vanke Co. Ltd. Class H	10,066
190,000	COSCO SHIPPING Holdings Co. Ltd. Class H	332,428
180,000	CSPC Pharmaceutical Group Ltd.	143,402
3,200	ENN Energy Holdings Ltd.	26,375
31,800	Haier Smart Home Co. Ltd. Class H	106,307
14,000	Huaneng Power International, Inc. Class H*	10,383
446,000	Industrial & Commercial Bank of China Ltd. Class H	265,061
5,456	JD.com, Inc. Class A	72,189
182,000	Kunlun Energy Co. Ltd.	188,821
214,000	Lenovo Group Ltd.	302,057
4,680	NetEase, Inc.	89,375
3,600	Nongfu Spring Co. Ltd. Class H(2)	17,084
137,000	People's Insurance Co. Group of China Ltd. Class H*	47,027
204,000	PetroChina Co. Ltd. Class H	206,420
132,000	PICC Property & Casualty Co. Ltd. Class H*	163,998
7,500	Ping An Insurance Group Co. of China Ltd. Class H	34,006
178,000	Postal Savings Bank of China Co. Ltd. Class H(2)	104,419
77,200	Sinopharm Group Co. Ltd. Class H	205,177
700	Tencent Holdings Ltd.	33,389
67,000	Weichai Power Co. Ltd. Class H	128,209
30,200	Xiaomi Corp. Class B*(2)	63,747
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	China - 18.6% - (continued)
18,200	Yankuang Energy Group Co. Ltd. Class H	$ 26,015
21,800	ZTE Corp. Class H*	48,250
		4,943,624
	Hong Kong - 0.2%
151,000	Sino Biopharmaceutical Ltd.	51,639
	India - 15.9%
11,041	Apollo Tyres Ltd.	71,751
7,794	Aurobindo Pharma Ltd.	112,871
399	Bajaj Auto Ltd.	45,464
33,675	Bank of Baroda	111,217
24,523	Bharat Petroleum Corp. Ltd.	89,387
24,523	Bharat Petroleum Corp. Ltd.*	89,387
7,035	Bharti Airtel Ltd.	121,828
6,091	Cipla Ltd.	108,164
33,222	Coal India Ltd.	188,505
219	Coforge Ltd.	14,336
1,470	Coromandel International Ltd.	28,221
1,084	Cyient Ltd.	23,880
2,012	Dr Reddy's Laboratories Ltd. ADR	153,294
3,595	Embassy Office Parks REIT	15,319
29,565	GAIL India Ltd.	77,841
10,197	HCL Technologies Ltd.	178,486
1,530	Hero MotoCorp Ltd.	102,375
14,678	Hindalco Industries Ltd.	122,080
15	ICICI Bank Ltd. ADR	432
80,062	Indian Oil Corp. Ltd.	159,025
6,706	Infosys Ltd. ADR	124,866
11,329	ITC Ltd.	57,727
6,848	Jindal Stainless Ltd.	67,546
2,744	Jindal Steel & Power Ltd.	34,368
2,972	JSW Steel Ltd.	33,199
1,766	Larsen & Toubro Ltd.	75,150
441	Lupin Ltd.	8,575
6,470	Mahindra & Mahindra Ltd.	222,422
564	Maruti Suzuki India Ltd.	81,392
921	Max Healthcare Institute Ltd.	10,389
487	Mphasis Ltd.	14,347
15,222	National Aluminium Co. Ltd.	34,156
43,468	NTPC Ltd.	197,225
40,382	Oil & Natural Gas Corp. Ltd.	132,787
192	Oracle Financial Services Software Ltd.	22,754
226	Persistent Systems Ltd.	11,495
5,726	Petronet LNG Ltd.	22,677
17,411	Power Finance Corp. Ltd.	101,287
35,942	Power Grid Corp. of India Ltd.	142,647
11,605	REC Ltd.	73,120
10,732	Samvardhana Motherson International Ltd.	24,493
578	Shriram Finance Ltd.	20,181
4,365	State Bank of India	44,439
6,483	Sun Pharmaceutical Industries Ltd.	118,239
3,190	Tata Consultancy Services Ltd.	149,354
14,006	Tata Motors Ltd.	166,241
15,516	Tata Steel Ltd.	32,378
5,120	Tech Mahindra Ltd.	87,824
1,464	Torrent Pharmaceuticals Ltd.	49,006
182	Torrent Power Ltd.	3,270
822	TVS Motor Co. Ltd.	23,312
35,578	Vedanta Ltd.	193,703
7,645	Wipro Ltd. ADR	46,635
		4,241,067
	Indonesia - 2.8%
399,200	Adaro Energy Indonesia Tbk. PT	68,016

19

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Indonesia - 2.8% - (continued)
394,900	Astra International Tbk. PT	$ 107,558
39,300	Bank Central Asia Tbk. PT	23,820
182,700	Bank Mandiri Persero Tbk. PT	68,617
360,300	Bank Negara Indonesia Persero Tbk. PT	102,534
345,200	Bank Rakyat Indonesia Persero Tbk. PT	96,972
24,700	Indofood CBP Sukses Makmur Tbk. PT	15,537
215,000	Indofood Sukses Makmur Tbk. PT	79,763
349,200	Kalbe Farma Tbk. PT	32,521
6,000	Semen Indonesia Persero Tbk. PT	1,367
528,900	Telkom Indonesia Persero Tbk. PT	101,097
33,400	United Tractors Tbk. PT	44,822
		742,624
	Malaysia - 3.6%
42,200	AMMB Holdings Bhd.	38,376
82,646	CIMB Group Holdings Bhd.	119,129
18,000	Genting Bhd.	17,971
27,100	IHH Healthcare Bhd.	36,191
61,144	Malayan Banking Bhd.	129,093
3,700	MISC Bhd.	6,682
65,800	Petronas Chemicals Group Bhd.	88,012
10,700	Petronas Gas Bhd.	40,418
32,100	Public Bank Bhd.	27,354
43,394	RHB Bank Bhd.	50,684
101,700	Sime Darby Bhd.	56,482
57,900	Telekom Malaysia Bhd.	82,969
56,900	Tenaga Nasional Bhd.	166,207
103,500	YTL Power International Bhd.	105,749
		965,317
	Mexico - 2.6%
4,132	America Movil SAB de CV ADR	70,244
7,226	Arca Continental SAB de CV	71,092
1,277	Coca-Cola Femsa SAB de CV ADR	109,618
80,950	Fibra Uno Administracion SA de CV REIT	99,962
1,160	Fomento Economico Mexicano SAB de CV ADR	124,874
4,822	Grupo Bimbo SAB de CV Class A	17,038
8,453	Grupo Financiero Banorte SAB de CV Class O	65,819
2,460	Grupo Mexico SAB de CV Class B	13,280
14,351	Kimberly-Clark de Mexico SAB de CV Class A	24,761
13,722	Prologis Property Mexico SA de CV REIT	44,756
11,392	Wal-Mart de Mexico SAB de CV	38,932
		680,376
	Philippines - 2.1%
40,608	Bank of the Philippine Islands	82,520
48,636	BDO Unibank, Inc.	106,385
280	GT Capital Holdings, Inc.	2,962
25,090	International Container Terminal Services, Inc.	149,746
7,310	Jollibee Foods Corp.	28,188
9,710	Manila Electric Co.	60,637
58,930	Metropolitan Bank & Trust Co.	67,920
2,195	PLDT, Inc.	53,818
		552,176
	Poland - 2.6%
850	Bank Polska Kasa Opieki SA	35,522
300	Grupa Kety SA	66,790
16	LPP SA	68,019
7,926	ORLEN SA	133,459
1,827	PGE Polska Grupa Energetyczna SA*	3,262
7,419	Powszechna Kasa Oszczednosci Bank Polski SA	116,119
19,510	Powszechny Zaklad Ubezpieczen SA	250,133
199	Santander Bank Polska SA	26,790
		700,094
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Romania - 0.1%
1,929	NEPI Rockcastle NV	$ 13,878
	Russia - 0.0%
70,980	Gazprom PJSC*(3)	—
3,097	Gazprom PJSC ADR*(3)	—
38,700	GMK Norilskiy Nickel PAO*(3)	—
310	LUKOIL PJSC*(3)	—
87	LUKOIL PJSC ADR*(3)	—
7	MMC Norilsk Nickel PJSC ADR*(3)	—
64,472	Sberbank of Russia PJSC*(3)	—
172	Yandex NV Class A*(3)	—
		—
	Saudi Arabia - 5.4%
9,760	Abdullah Al Othaim Markets Co.	29,554
2,703	Al Rajhi Bank	58,720
1,193	Alinma Bank	9,890
13,635	Arab National Bank	73,634
194	Arabian Internet & Communications Services Co.	15,120
10,234	Banque Saudi Fransi	96,841
468	Dr Sulaiman Al Habib Medical Services Group Co.	36,002
201	Elm Co.	45,926
11,193	Etihad Etisalat Co.	159,320
15,995	Jarir Marketing Co.	54,061
8,256	Riyad Bank	57,327
3,267	SABIC Agri-Nutrients Co.	98,230
16,247	Saudi Arabian Oil Co.(2)	119,960
2,930	Saudi Aramco Base Oil Co.	102,623
4,479	Saudi Awwal Bank	46,144
675	Saudi Basic Industries Corp.	13,224
8,001	Saudi Electricity Co.	35,104
14,930	Saudi Investment Bank	51,099
11,574	Saudi National Bank	113,223
21,580	Saudi Telecom Co.	215,708
		1,431,710
	South Africa - 2.4%
292	Absa Group Ltd.	2,534
1,735	Aspen Pharmacare Holdings Ltd.	22,168
7,804	FirstRand Ltd.	32,866
10,987	Gold Fields Ltd. ADR	163,706
1,518	Harmony Gold Mining Co. Ltd. ADR	13,920
5,323	Mr Price Group Ltd.	60,028
21,077	MTN Group Ltd.	98,044
1,962	Nedbank Group Ltd.	27,551
14,502	Old Mutual Ltd.	9,840
1,106	Shoprite Holdings Ltd.	17,204
1,777	Sibanye Stillwater Ltd. ADR(1)	7,730
13,701	Standard Bank Group Ltd.	158,177
5,448	Woolworths Holdings Ltd.	18,432
		632,200
	South Korea - 11.5%
4,065	Coway Co. Ltd.	189,592
221	DB Insurance Co. Ltd.	18,383
2,311	Doosan Bobcat, Inc.	86,127
3,532	GS Holdings Corp.	120,342
2,048	Hana Financial Group, Inc.	90,311
2,528	Hankook Tire & Technology Co. Ltd.	83,012
47	Hanmi Pharm Co. Ltd.	9,236
355	Hyundai Glovis Co. Ltd.	56,480
521	Hyundai Mobis Co. Ltd.	95,192
842	Hyundai Motor Co.	180,450
80	KB Financial Group, Inc.	4,562
2,646	Kia Corp.	248,549
2,795	Korean Air Lines Co. Ltd.	47,209

20

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	South Korea - 11.5% - (continued)
6,759	KT Corp.	$ 183,645
1,318	KT&G Corp.	84,452
378	LG Corp.	22,134
1,346	LG Electronics, Inc.	108,443
492	LG Innotek Co. Ltd.	97,221
26,650	LG Uplus Corp.	190,122
423	Orion Corp.	28,333
109	POSCO Holdings, Inc.	28,745
769	Samsung C&T Corp.	79,330
920	Samsung Electro-Mechanics Co. Ltd.	105,601
4,398	Samsung Electronics Co. Ltd.	260,397
286	Samsung Fire & Marine Insurance Co. Ltd.	80,824
661	Samsung Life Insurance Co. Ltd.	42,498
67	Samsung SDI Co. Ltd.	17,231
1,467	Samsung SDS Co. Ltd.	158,263
753	Shinhan Financial Group Co. Ltd.	26,340
473	SK Hynix, Inc.	81,267
4,938	SK Telecom Co. Ltd.	184,749
5,577	Woori Financial Group, Inc.	59,518
		3,068,558
	Taiwan - 18.8%
3,000	Accton Technology Corp.	51,323
24,000	Acer, Inc.	34,659
1,000	Advantech Co. Ltd.	11,405
48,000	ASE Technology Holding Co. Ltd.	249,310
3,000	Asustek Computer, Inc.	46,052
5,000	Catcher Technology Co. Ltd.	35,757
26,000	Cheng Shin Rubber Industry Co. Ltd.	39,631
38,000	Chicony Electronics Co. Ltd.	200,299
16,000	Chunghwa Telecom Co. Ltd.*	61,896
68,000	Compal Electronics, Inc.	72,734
72,000	Compeq Manufacturing Co. Ltd.	180,658
4,000	Delta Electronics, Inc.	47,778
20,000	Evergreen Marine Corp. Taiwan Ltd.	118,983
10,000	Far EasTone Telecommunications Co. Ltd.	25,924
64,224	Hon Hai Precision Industry Co. Ltd.	423,653
3,000	International Games System Co. Ltd.	125,302
48,000	King Yuan Electronics Co. Ltd.	176,071
500	Largan Precision Co. Ltd.	42,307
28,245	Lite-On Technology Corp.	92,288
1,000	Lotes Co. Ltd.	50,244
2,000	Makalot Industrial Co. Ltd.	25,954
5,000	MediaTek, Inc.	215,773
14,000	Micro-Star International Co. Ltd.	76,815
10,000	Novatek Microelectronics Corp.	186,798
42,000	Pegatron Corp.	135,290
107,000	Pou Chen Corp.	115,439
35,000	Powertech Technology, Inc.	202,827
4,000	President Chain Store Corp.	33,722
49,000	Qisda Corp.	58,000
8,000	Quanta Computer, Inc.	76,939
6,000	Realtek Semiconductor Corp.	100,982
18,000	Simplo Technology Co. Ltd.	237,196
23,000	Sino-American Silicon Products, Inc.	154,201
19,000	Synnex Technology International Corp.	42,812
18,000	Taiwan Mobile Co. Ltd.	59,368
1,349	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	234,470
23,000	Tripod Technology Corp.	154,910
17,000	Unimicron Technology Corp.	94,324
30,000	Uni-President Enterprises Corp.	75,181
91,000	United Microelectronics Corp.*	156,241
8,000	Vanguard International Semiconductor Corp.	31,934
24,686	Wistron Corp.	80,660
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Taiwan - 18.8% - (continued)
1,000	Wiwynn Corp.	$ 81,531
14,000	WPG Holdings Ltd.	38,753
1,000	WT Microelectronics Co. Ltd.	3,822
1,000	Yageo Corp.	22,502
28,000	Yang Ming Marine Transport Corp.	64,387
41,000	Zhen Ding Technology Holding Ltd.	163,664
		5,010,769
	Thailand - 3.5%
31,408	Advanced Info Service PCL NVDR	178,875
22,600	Bangchak Corp. PCL NVDR	23,094
158,500	Bangkok Dusit Medical Services PCL NVDR	115,536
11,200	Bumrungrad Hospital PCL NVDR	75,384
27,000	CP ALL PCL NVDR	40,466
19,900	Home Product Center PCL NVDR	5,016
145,200	Krung Thai Bank PCL NVDR	67,659
12,600	PTT Exploration & Production PCL NVDR	52,189
116,800	PTT PCL NVDR	103,440
1,591,200	Sansiri PCL NVDR	72,411
14,800	SCB X PCL NVDR	41,540
5,900	Siam Cement PCL NVDR	36,174
126,200	Supalai PCL NVDR	61,901
1,421,300	TMBThanachart Bank PCL NVDR(1)	66,228
		939,913
	Turkey - 3.9%
123,206	Akbank TAS	240,711
6,349	Anadolu Efes Biracilik Ve Malt Sanayii AS	47,855
8,018	BIM Birlesik Magazalar AS	133,293
2,647	Dogus Otomotiv Servis ve Ticaret AS	21,316
9,736	Haci Omer Sabanci Holding AS	28,658
16,640	KOC Holding AS	115,117
22,412	Mavi Giyim Sanayi Ve Ticaret AS Class B(2)	86,822
38,347	Turkcell Iletisim Hizmetleri AS	117,672
318,726	Turkiye Is Bankasi AS Class C	154,096
7,271	Turkiye Petrol Rafinerileri AS	36,706
66,397	Yapi ve Kredi Bankasi AS	68,456
		1,050,702
	United Kingdom - 0.0%
1,564	Investec PLC	11,338
	United States - 0.2%
7,145	JBS SA*	41,511
	Total Common Stocks (cost $22,967,911)	$ 25,788,856
PREFERRED STOCKS - 2.8%
	Brazil - 2.1%
29,956	Banco Bradesco SA (Preference Shares)(4)	$ 66,767
29,287	Cia Energetica de Minas Gerais (Preference Shares)(4)	52,147
28,362	Gerdau SA (Preference Shares)(4)	93,852
17,640	Itau Unibanco Holding SA (Preference Shares)(4)	102,929
37,134	Itausa SA (Preference Shares)(4)	65,651
27,365	Petroleo Brasileiro SA (Preference Shares)(4)	187,460
		568,806
	Chile - 0.3%
24,991	Embotelladora Andina SA (Preference Shares)(4)	70,531

21

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 2.8% - (continued)
	Colombia - 0.4%
12,169	Bancolombia SA (Preference Shares)(4)		$ 100,073
	Total Preferred Stocks (cost $702,578)		$ 739,410
	Total Long-Term Investments (cost $23,670,489)		$ 26,528,266
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
13,468	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(5)		$ 13,468
44,895	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(5)		44,895
13,469	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(5)		13,469
13,469	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(5)		13,469
	Total Short-Term Investments (cost $85,301)		$ 85,301
	Total Investments (cost $23,755,790)	100.0%	$ 26,613,567
	Other Assets and Liabilities	(0.0)%	(11,124)
	Net Assets	100.0%	$ 26,602,443
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the aggregate value of these securities was $644,641, representing 2.4% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	4	09/20/2024	$ 217,640	$ (1,673)
Total futures contracts				$ (1,673)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
22

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 457,701	$ 457,701	$ —	$ —
Chile	253,659	253,659	—	—
China	4,943,624	4,943,624	—	—
Hong Kong	51,639	51,639	—	—
India	4,241,067	4,151,680	89,387	—
Indonesia	742,624	742,624	—	—
Malaysia	965,317	965,317	—	—
Mexico	680,376	680,376	—	—
Philippines	552,176	552,176	—	—
Poland	700,094	700,094	—	—
Romania	13,878	13,878	—	—
Russia	—	—	—	—
Saudi Arabia	1,431,710	1,431,710	—	—
South Africa	632,200	632,200	—	—
South Korea	3,068,558	3,068,558	—	—
Taiwan	5,010,769	5,010,769	—	—
Thailand	939,913	939,913	—	—
Turkey	1,050,702	1,050,702	—	—
United Kingdom	11,338	11,338	—	—
United States	41,511	41,511	—	—
Preferred Stocks	739,410	739,410	—	—
Short-Term Investments	85,301	85,301	—	—
Total	$ 26,613,567	$ 26,524,180	$ 89,387	$ —
Liabilities
Futures Contracts(2)	$ (1,673)	$ (1,673)	$ —	$ —
Total	$ (1,673)	$ (1,673)	$ —	$ —

(1)	For the period ended June 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2024 is not presented.
23

Hartford Multifactor International Small Company ETF
Schedule of Investments
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Australia - 7.9%
8,024	Abacus Group REIT	$ 6,189
657	Brickworks Ltd.	11,496
10,432	Centuria Industrial REIT	20,971
4,300	Charter Hall Long Wale REIT	9,333
11,458	Charter Hall Retail REIT	24,870
1,983	Elders Ltd.	10,807
5,981	GrainCorp Ltd. Class A	35,430
1,771	McMillan Shakespeare Ltd.	20,722
8,397	Metcash Ltd.	19,852
1,202	New Hope Corp. Ltd.	3,917
7,529	NRW Holdings Ltd.	15,537
880	Premier Investments Ltd.	18,307
13,075	Region RE Ltd. REIT	18,338
4,760	Super Retail Group Ltd.	44,347
45,961	Tabcorp Holdings Ltd.	21,487
20,122	Ventia Services Group Pty. Ltd.	51,469
5,759	Viva Energy Group Ltd.(1)	12,115
12,055	Waypoint Ltd. REIT	17,471
6,867	Yancoal Australia Ltd.(2)	30,360
		393,018
	Belgium - 0.8%
904	Bpost SA	2,931
4,642	Proximus SADP	37,064
		39,995
	Brazil - 1.1%
1,891	Alupar Investimento SA	10,135
5,156	Cia de Saneamento de Minas Gerais Copasa MG	19,392
12,419	Odontoprev SA	25,399
		54,926
	Canada - 6.3%
713	Aecon Group, Inc.	8,848
223	Atco Ltd. Class I	6,351
408	Capital Power Corp.	11,626
1,849	Cascades, Inc.	12,202
2,171	Choice Properties REIT	20,372
546	Cogeco Communications, Inc.	20,585
1,967	Empire Co. Ltd. Class A	50,269
93	Enghouse Systems Ltd.	2,051
507	IGM Financial, Inc.	13,995
667	Killam Apartment REIT	8,306
1,057	Mullen Group Ltd.	10,150
753	North West Co., Inc.	22,804
769	Quebecor, Inc. Class B	16,225
1,421	Russel Metals, Inc.	38,704
507	SmartCentres REIT	8,148
192	Spin Master Corp.(1)	3,955
141	Stelco Holdings, Inc.	3,830
484	Stella-Jones, Inc.	31,576
342	TransAlta Corp.	2,424
309	Transcontinental, Inc. Class A	3,414
458	Winpak Ltd.	14,945
		310,780
	China - 8.3%
7,000	361 Degrees International Ltd.	3,613
14,000	Anhui Expressway Co. Ltd. Class H	16,766
11,500	Beijing Enterprises Holdings Ltd.	38,592
9,000	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	10,386
2,000	Bosideng International Holdings Ltd.	1,247
11,000	China Nonferrous Mining Corp. Ltd.	9,595
34,000	China Railway Signal & Communication Corp. Ltd. Class H(1)	14,632
19,500	China Resources Pharmaceutical Group Ltd.(1)	14,461
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	China - 8.3% - (continued)
74,000	China Traditional Chinese Medicine Holdings Co. Ltd.*	$ 34,406
12,000	China Water Affairs Group Ltd.	7,716
11,000	China Zheshang Bank Co. Ltd. Class H	2,945
69,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,849
35,000	CITIC Telecom International Holdings Ltd.	11,745
27,000	Fufeng Group Ltd.	18,363
28,500	Genertec Universal Medical Group Co. Ltd.(1)	15,514
4,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	10,580
62,000	Huadian Power International Corp. Ltd. Class H	37,562
14,000	Jiangsu Expressway Co. Ltd. Class H*	14,937
8,500	Kingboard Holdings Ltd.	20,010
4,000	Livzon Pharmaceutical Group, Inc. Class H	13,167
8,500	NetDragon Websoft Holdings Ltd.	12,847
46,000	Shougang Fushan Resources Group Ltd.	18,854
6,000	Tingyi Cayman Islands Holding Corp.	7,232
9,000	Yuexiu Property Co. Ltd.	5,879
50,000	Zhejiang Expressway Co. Ltd. Class H	33,750
		408,648
	Denmark - 2.8%
908	D/S Norden AS	39,566
6,601	H Lundbeck AS	36,865
434	Scandinavian Tobacco Group AS(1)	6,131
872	Spar Nord Bank AS	16,793
705	Sydbank AS	37,387
		136,742
	Finland - 0.2%
61	Kemira OYJ	1,488
729	Tokmanni Group Corp.	10,235
		11,723
	France - 2.9%
139	Eurazeo SE	11,076
541	Imerys SA	19,470
317	IPSOS SA	20,011
1,568	Mercialys SA REIT	17,360
1,594	Rubis SCA	44,862
232	Societe BIC SA	13,676
17	Trigano SA	1,993
429	Verallia SA(1)	15,577
		144,025
	Georgia - 0.8%
554	Bank of Georgia Group PLC	28,258
290	TBC Bank Group PLC	9,421
		37,679
	Germany - 2.1%
831	1&1 AG	14,197
990	Freenet AG	26,314
126	Mutares SE & Co. KGaA	4,375
21,883	Sirius Real Estate Ltd. REIT	25,947
2,130	Suedzucker AG	31,046
		101,879
	Hong Kong - 2.7%
6,600	Bank of East Asia Ltd.	8,386
16,000	Fortune REIT	7,705
46,000	Giordano International Ltd.	10,900
2,500	Grand Pharmaceutical Group Ltd.	1,489
164	Hong Kong Resources Holdings Co. Ltd.*	17
1,000	Hysan Development Co. Ltd.	1,437
11,000	Kerry Properties Ltd.	19,133
5,000	Luk Fook Holdings International Ltd.	10,644
9,000	NWS Holdings Ltd.	7,989

24

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Hong Kong - 2.7% - (continued)
21,000	Pacific Basin Shipping Ltd.	$ 6,617
15,000	PCCW Ltd.	7,512
34,000	United Laboratories International Holdings Ltd.	35,884
2,100	VTech Holdings Ltd.	15,708
		133,421
	Indonesia - 2.5%
150,800	Bukit Asam Tbk. PT	22,563
85,000	Golden Agri-Resources Ltd.	16,934
12,800	Indo Tambangraya Megah Tbk. PT	18,682
174,500	Mitra Adiperkasa Tbk. PT	15,718
528,000	Perusahaan Gas Negara Tbk. PT	49,656
		123,553
	Israel - 1.8%
3	Danel Adir Yeoshua Ltd.	246
616	Ituran Location & Control Ltd.	15,178
2,281	Plus500 Ltd.	65,338
190	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,007
		90,769
	Italy - 1.2%
465	ACEA SpA	7,530
132	Ariston Holding NV	546
5,550	Iren SpA*	11,534
4,026	Unipol Gruppo SpA	40,042
		59,652
	Japan - 17.5%
600	Adastria Co. Ltd.	13,558
500	Aeon Delight Co. Ltd.	12,386
200	Alpen Co. Ltd.	2,538
100	Amano Corp.	2,582
700	Arcs Co. Ltd.	12,650
200	Artience Co. Ltd.	4,178
600	Asanuma Corp.	14,099
1,000	Autobacs Seven Co. Ltd.	9,667
300	Avex, Inc.	2,544
700	BML, Inc.	12,520
1,200	Bunka Shutter Co. Ltd.	13,137
1,100	Canon Marketing Japan, Inc.	30,594
600	Chubu Steel Plate Co. Ltd.	11,246
100	Chugoku Marine Paints Ltd.	1,264
3,300	Citizen Watch Co. Ltd.	22,053
300	CTI Engineering Co. Ltd.	9,549
1,700	Daiwabo Holdings Co. Ltd.	30,452
1,100	DCM Holdings Co. Ltd.	9,984
400	Duskin Co. Ltd.	9,118
100	DyDo Group Holdings, Inc.	1,665
2,400	EDION Corp.	24,245
2,100	Geo Holdings Corp.	21,841
500	Glory Ltd.	8,714
2,300	H.U. Group Holdings, Inc.	33,586
700	Happinet Corp.	14,513
400	Heiwado Co. Ltd.	6,008
300	Hogy Medical Co. Ltd.	7,357
1,700	Honeys Holdings Co. Ltd.(2)	16,719
300	Inaba Denki Sangyo Co. Ltd.	7,311
300	Juroku Financial Group, Inc.	8,887
500	Kaga Electronics Co. Ltd.	17,935
1,100	Kandenko Co. Ltd.	11,775
700	Kanematsu Corp.	11,723
400	Kohnan Shoji Co. Ltd.	10,382
1,000	Kokuyo Co. Ltd.	16,766
700	Komeri Co. Ltd.	15,209
500	K's Holdings Corp.	4,701
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Japan - 17.5% - (continued)
400	Lintec Corp.	$ 8,492
1,000	MEITEC Group Holdings, Inc.	20,254
200	METAWATER Co. Ltd.	2,422
800	Mirait One Corp.	10,411
1,700	MIXI, Inc.	32,022
300	Nippn Corp.	4,355
1,700	Nippon Gas Co. Ltd.	25,549
200	Nisshin Oillio Group Ltd.	6,018
600	Nojima Corp.	6,016
500	Okamura Corp.	7,009
200	Paramount Bed Holdings Co. Ltd.	3,381
500	Raito Kogyo Co. Ltd.	6,527
3,700	Rengo Co. Ltd.	24,002
200	San-A Co. Ltd.	6,279
400	Sangetsu Corp.	7,413
300	Sanki Engineering Co. Ltd.	3,970
800	Senko Group Holdings Co. Ltd.	5,605
7,600	Senshu Ikeda Holdings, Inc.	18,898
1,200	SKY Perfect JSAT Holdings, Inc.	6,475
300	Sumitomo Seika Chemicals Co. Ltd.	9,922
200	Taikisha Ltd.	6,614
1,100	Tama Home Co. Ltd.	26,772
600	Tamron Co. Ltd.	15,535
100	TKC Corp.	2,154
500	Toho Holdings Co. Ltd.	13,067
2,600	TOKAI Holdings Corp.	15,904
700	Tokyo Kiraboshi Financial Group, Inc.	20,801
100	Totetsu Kogyo Co. Ltd.	1,983
100	Transcosmos, Inc.	2,154
500	TV Asahi Holdings Corp.	6,639
600	Tv Tokyo Holdings Corp.	14,025
300	Uchida Yoko Co. Ltd.	15,610
700	United Super Markets Holdings, Inc.	3,808
700	Valor Holdings Co. Ltd.	10,714
1,400	Yellow Hat Ltd.	20,017
300	Yuasa Trading Co. Ltd.	10,574
		864,847
	Jordan - 0.9%
1,801	Hikma Pharmaceuticals PLC	43,051
	Malaysia - 2.0%
50,400	Bermaz Auto Bhd.	26,816
41,700	IOI Properties Group Bhd.	19,535
42,600	Kossan Rubber Industries Bhd.	21,221
77,600	MBSB Bhd.	13,324
3,500	United Plantations Bhd.	18,177
		99,073
	Mexico - 0.4%
70	FIBRA Macquarie Mexico REIT(1)	119
8,590	TF Administradora Industrial S de Real de CV REIT	18,326
		18,445
	Netherlands - 0.2%
252	Koninklijke Vopak NV	10,468
	Norway - 0.5%
525	Stolt-Nielsen Ltd.	24,900
	Philippines - 0.2%
18,100	Semirara Mining & Power Corp.	10,408
	Poland - 0.2%
606	Asseco Poland SA	12,067

25

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Portugal - 0.5%
6,132	Navigator Co. SA	$ 25,539
53	NOS SGPS SA	188
		25,727
	Singapore - 2.5%
13,733	AEM Holdings Ltd.*	18,240
12,700	AIMS APAC REIT	11,714
45,600	Geo Energy Resources Ltd.	9,758
1,700	Jardine Cycle & Carriage Ltd.	33,367
53,000	Keppel REIT	32,654
16,600	Sheng Siong Group Ltd.	18,250
		123,983
	South Africa - 0.2%
1,277	AECI Ltd.	7,555
	South Korea - 6.0%
187	BGF retail Co. Ltd.	14,033
3,086	Cheil Worldwide, Inc.	41,251
318	CJ Corp.	28,069
264	Fila Holdings Corp.	7,691
256	Hyundai Department Store Co. Ltd.	9,057
715	Innocean Worldwide, Inc.	11,142
3,154	JB Financial Group Co. Ltd.	33,545
2,406	Korean Reinsurance Co.	13,948
14	LOTTE Fine Chemical Co. Ltd.	453
81	MegaStudyEdu Co. Ltd.	3,313
146	NongShim Co. Ltd.	51,866
2,226	Partron Co. Ltd.	12,533
505	S-1 Corp.	21,279
56	Samyang Foods Co. Ltd.	27,217
886	Youngone Corp.	22,432
		297,829
	Spain - 2.2%
858	Acerinox SA	8,911
1,424	Cia de Distribucion Integral Logista Holdings SA	40,321
43	Laboratorios Farmaceuticos Rovi SA	4,035
17,969	Mapfre SA	41,482
228	Viscofan SA	15,028
		109,777
	Sweden - 1.2%
742	Arjo AB Class B	2,874
1,661	Betsson AB	19,433
2,159	Billerud Aktiebolag	19,999
1,095	Clas Ohlson AB Class B	18,198
		60,504
	Switzerland - 4.7%
69	Allreal Holding AG	11,810
33	ALSO Holding AG	10,173
176	BKW AG	28,067
33	Bucher Industries AG	13,294
483	DKSH Holding AG	32,626
21	dormakaba Holding AG	10,773
4	Forbo Holding AG	4,656
590	Galenica AG(1)	48,291
33	Mobimo Holding AG	9,346
298	PSP Swiss Property AG	38,237
199	Swiss Prime Site AG	18,868
52	Valiant Holding AG	5,891
		232,032
	Taiwan - 9.5%
3,000	Acter Group Corp. Ltd.	24,413
7,000	Arcadyan Technology Corp.	34,955
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Taiwan - 9.5% - (continued)
5,000	Chicony Power Technology Co. Ltd.	$ 21,038
12,000	Darfon Electronics Corp.	25,486
12,000	Getac Holdings Corp.	42,168
2,000	Grape King Bio Ltd.	9,463
1,000	Great Wall Enterprise Co. Ltd.	1,763
19,000	Hannstar Board Corp.	32,739
3,400	Huaku Development Co. Ltd.	14,306
19,000	Mitac Holdings Corp.	25,945
20,000	Primax Electronics Ltd.	58,074
11,000	Radiant Opto-Electronics Corp.	64,254
10,000	Supreme Electronics Co. Ltd.	25,215
7,000	Systex Corp.	26,864
4,000	Taiwan Hon Chuan Enterprise Co. Ltd.	21,146
2,000	Topco Scientific Co. Ltd.	16,953
13,000	Tung Ho Steel Enterprise Corp.	27,890
		472,672
	Thailand - 2.3%
70,800	AP Thailand PCL NVDR	15,338
346,100	Chularat Hospital PCL NVDR	24,521
14,000	Mega Lifesciences PCL NVDR	14,592
18,400	Regional Container Lines PCL NVDR	14,290
18,800	Thanachart Capital PCL NVDR	23,181
53,200	Tipco Asphalt PCL NVDR	23,195
		115,117
	Turkey - 0.6%
18,096	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	29,614
	United Kingdom - 4.5%
4,167	Assura PLC REIT	2,125
1,110	Computacenter PLC	40,299
2,293	Halfords Group PLC	4,070
342	Hill & Smith PLC	8,499
2,739	Mears Group PLC	12,690
483	Morgan Sindall Group PLC	15,478
3,860	Pagegroup PLC	20,757
4,336	QinetiQ Group PLC	24,292
13,618	Serco Group PLC	30,935
5,958	Serica Energy PLC	10,235
1,451	Shaftesbury Capital PLC REIT	2,553
34	Spectris PLC	1,195
720	Telecom Plus PLC	16,055
500	TORM PLC Class A	19,545
2,845	Vesuvius PLC	16,597
		225,325
	United States - 0.6%
1,206	Signify NV(1)	30,116
	Total Common Stocks (cost $4,908,490)	$ 4,860,320
PREFERRED STOCKS - 1.1%
	Brazil - 0.7%
2,974	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(3)	$ 6,077
9,210	Bradespar SA (Preference Shares)(3)	30,692
		36,769

26

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.1% - (continued)
	Germany - 0.4%
3,079	Schaeffler AG (Preference Shares)(3)		$ 17,737
	Total Preferred Stocks (cost $66,910)		$ 54,506
	Total Long-Term Investments (cost $4,975,400)		$ 4,914,826
	Total Investments (cost $4,975,400)	99.2%	$ 4,914,826
	Other Assets and Liabilities	0.8%	38,229
	Net Assets	100.0%	$ 4,953,055
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the aggregate value of these securities was $160,911, representing 3.2% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Currently no rate available.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 393,018	$ 393,018	$ —	$ —
Belgium	39,995	39,995	—	—
Brazil	54,926	54,926	—	—
Canada	310,780	310,780	—	—
China	408,648	408,648	—	—
Denmark	136,742	136,742	—	—
Finland	11,723	11,723	—	—
France	144,025	144,025	—	—
Georgia	37,679	37,679	—	—
Germany	101,879	101,879	—	—
Hong Kong	133,421	133,421	—	—
Indonesia	123,553	123,553	—	—
Israel	90,769	90,769	—	—
Italy	59,652	59,652	—	—
Japan	864,847	864,847	—	—
Jordan	43,051	43,051	—	—
Malaysia	99,073	99,073	—	—
Mexico	18,445	18,445	—	—
Netherlands	10,468	10,468	—	—
Norway	24,900	24,900	—	—
Philippines	10,408	10,408	—	—
Poland	12,067	12,067	—	—
Portugal	25,727	25,727	—	—
Singapore	123,983	123,983	—	—
South Africa	7,555	7,555	—	—
South Korea	297,829	297,829	—	—
Spain	109,777	109,777	—	—
Sweden	60,504	60,504	—	—
Switzerland	232,032	232,032	—	—
Taiwan	472,672	472,672	—	—
Thailand	115,117	115,117	—	—
Turkey	29,614	29,614	—	—
United Kingdom	225,325	225,325	—	—
United States	30,116	30,116	—	—
Preferred Stocks	54,506	54,506	—	—
Total	$ 4,914,826	$ 4,914,826	$ —	$ —

(1)	For the period ended June 30, 2024, there were no transfers in and out of Level 3.
27

Hartford Multifactor Small Cap ETF
Schedule of Investments
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.3%
4,013	Garrett Motion, Inc.*	$ 34,472
1,460	Patrick Industries, Inc.	158,483
5,037	Standard Motor Products, Inc.	139,676
612	Winnebago Industries, Inc.	33,170
		365,801
	Banks - 9.9%
1,015	Ameris Bancorp	51,105
1,668	Arrow Financial Corp.	43,451
1,834	Associated Banc-Corp.	38,789
1,183	Banner Corp.	58,724
257	Business First Bancshares, Inc.	5,592
1,469	Cathay General Bancorp	55,411
6,988	Central Pacific Financial Corp.	148,146
284	City Holding Co.	30,175
1,156	Community Trust Bancorp, Inc.	50,471
483	Customers Bancorp, Inc.*	23,174
401	Enterprise Financial Services Corp.	16,405
114	Esquire Financial Holdings, Inc.	5,426
4,305	First BanCorp	78,738
68	First Bancorp/Southern Pines NC	2,171
3,670	First Busey Corp.	88,851
1,809	First Financial Corp.	66,716
1,430	First Hawaiian, Inc.	29,687
212	First Merchants Corp.	7,058
4,654	Fulton Financial Corp.	79,025
106	Great Southern Bancorp, Inc.	5,895
4,102	Hanmi Financial Corp.	68,585
1,207	Heartland Financial USA, Inc.	53,651
10,340	Heritage Commerce Corp.	89,958
2,358	Heritage Financial Corp.	42,515
911	Hilltop Holdings, Inc.	28,496
19,765	Hope Bancorp, Inc.	212,276
3,686	Independent Bank Corp.	99,522
1,959	International Bancshares Corp.	112,074
3,204	Midland States Bancorp, Inc.	72,571
1,371	NBT Bancorp, Inc.	52,921
4,535	Northwest Bancshares, Inc.	52,379
2,062	OceanFirst Financial Corp.	32,765
4,316	OFG Bancorp	161,634
272	Park National Corp.	38,717
659	Peoples Bancorp, Inc.	19,770
1,872	Preferred Bank	141,317
1,778	Premier Financial Corp.	36,378
704	Renasant Corp.	21,500
2,808	S&T Bancorp, Inc.	93,759
409	Simmons First National Corp. Class A	7,190
3,774	Towne Bank	102,917
797	TriCo Bancshares	31,537
4,593	TrustCo Bank Corp.	132,141
1,041	Trustmark Corp.	31,272
2,771	Univest Financial Corp.	63,262
4,392	Veritex Holdings, Inc.	92,627
102	WaFd, Inc.	2,915
2,379	WesBanco, Inc.	66,398
		2,846,057
	Capital Goods - 7.8%
60	Alamo Group, Inc.	10,380
373	American Woodmark Corp.*	29,318
2,163	Apogee Enterprises, Inc.	135,912
1,666	Argan, Inc.	121,885
747	BlueLinx Holdings, Inc.*	69,538
1,130	Encore Wire Corp.	327,508
968	Global Industrial Co.	30,356
2,405	GMS, Inc.*	193,867
6,560	Hudson Technologies, Inc.*	57,662
3,824	Hyster-Yale, Inc.	266,648
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Capital Goods - 7.8% - (continued)
765	IES Holdings, Inc.*	$ 106,587
140	Kadant, Inc.	41,129
2,801	Karat Packaging, Inc.	82,854
126	Limbach Holdings, Inc.*	7,173
1,534	LSI Industries, Inc.	22,197
1,757	Masterbrand, Inc.*	25,793
272	McGrath RentCorp	28,982
1,810	Miller Industries, Inc.	99,586
699	Preformed Line Products Co.	87,053
2,936	Quanex Building Products Corp.	81,180
5,980	Rush Enterprises, Inc. Class A	250,383
70	Standex International Corp.	11,281
928	Tennant Co.	91,352
3,970	Wabash National Corp.	86,705
		2,265,329
	Commercial & Professional Services - 6.0%
16,717	ACCO Brands Corp.	78,571
3,191	Barrett Business Services, Inc.	104,569
2,721	Brady Corp. Class A	179,641
1,306	CSG Systems International, Inc.	53,768
1,328	Deluxe Corp.	29,827
4,781	Ennis, Inc.	104,656
3,259	Heidrick & Struggles International, Inc.	102,919
5,416	HNI Corp.	243,828
3,296	Kelly Services, Inc. Class A	70,567
2,389	Kforce, Inc.	148,429
475	ManpowerGroup, Inc.	33,155
2,556	RCM Technologies, Inc.*	47,848
11,084	Resources Connection, Inc.	122,367
19,852	Steelcase, Inc. Class A	257,282
277	UniFirst Corp.	47,514
8,104	Virco Mfg. Corp.	112,970
		1,737,911
	Consumer Discretionary Distribution & Retail - 5.2%
8,382	Aaron's Co., Inc.	83,652
3,047	A-Mark Precious Metals, Inc.	98,631
6,354	Buckle, Inc.	234,717
1,508	Build-A-Bear Workshop, Inc.	38,107
2,740	Caleres, Inc.	92,064
525	Dillard's, Inc. Class A	231,205
580	Group 1 Automotive, Inc.	172,422
4,706	Haverty Furniture Cos., Inc.	119,015
1,341	Hibbett, Inc.	116,949
229	J Jill, Inc.	8,008
1,684	Nordstrom, Inc.	35,734
965	ODP Corp.*	37,896
34	Penske Automotive Group, Inc.	5,067
937	Shoe Carnival, Inc.	34,566
5,911	Upbound Group, Inc.	181,468
197	Urban Outfitters, Inc.*	8,087
		1,497,588
	Consumer Durables & Apparel - 6.8%
1,312	Acushnet Holdings Corp.	83,286
487	Carter's, Inc.	30,179
782	Century Communities, Inc.	63,858
973	Dream Finders Homes, Inc. Class A*	25,123
6,920	Ethan Allen Interiors, Inc.	192,999
470	Green Brick Partners, Inc.*	26,903
4,664	JAKKS Pacific, Inc.*	83,532
717	Johnson Outdoors, Inc. Class A	25,081
3,181	Kontoor Brands, Inc.	210,423
4,608	La-Z-Boy, Inc.	171,786
11,628	Levi Strauss & Co. Class A	224,188
910	M/I Homes, Inc.*	111,148
6,470	Movado Group, Inc.	160,844

28

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Durables & Apparel - 6.8% - (continued)
1,227	Oxford Industries, Inc.	$ 122,884
10,148	Smith & Wesson Brands, Inc.	145,522
486	Steven Madden Ltd.	20,558
3,343	Sturm Ruger & Co., Inc.	139,236
1,780	Tri Pointe Homes, Inc.*	66,305
1,439	Worthington Enterprises, Inc.	68,108
		1,971,963
	Consumer Services - 1.6%
36	Graham Holdings Co. Class B	25,184
13,638	Perdoceo Education Corp.	292,126
2,120	Stride, Inc.*	149,460
		466,770
	Consumer Staples Distribution & Retail - 2.1%
983	Andersons, Inc.	48,757
3,259	Ingles Markets, Inc. Class A	223,600
258	PriceSmart, Inc.	20,949
5,734	SpartanNash Co.	107,570
3,095	Weis Markets, Inc.	194,273
		595,149
	Energy - 3.0%
889	California Resources Corp.	47,313
1,946	CNX Resources Corp.*	47,288
1,445	CONSOL Energy, Inc.*	147,433
5,323	CVR Energy, Inc.	142,497
447	Dorian LPG Ltd.	18,756
15,202	Evolution Petroleum Corp.	80,115
3,221	FutureFuel Corp.	16,524
9,252	Granite Ridge Resources, Inc.	58,565
726	Gulfport Energy Corp.*	109,626
625	International Seaways, Inc.	36,956
5,417	Liberty Energy, Inc.	113,161
929	Overseas Shipholding Group, Inc. Class A	7,878
258	Par Pacific Holdings, Inc.*	6,514
1,992	Peabody Energy Corp.	44,063
155	Vitesse Energy, Inc.	3,673
		880,362
	Equity Real Estate Investment Trusts (REITs) - 4.4%
721	Acadia Realty Trust REIT	12,920
356	Alexander's, Inc. REIT	80,050
4,300	Apple Hospitality, Inc. REIT	62,522
4,464	Armada Hoffler Properties, Inc. REIT	49,506
1,370	Brandywine Realty Trust REIT	6,138
5,514	Broadstone Net Lease, Inc. REIT	87,507
345	Centerspace REIT	23,332
692	COPT Defense Properties REIT	17,321
4,668	CTO Realty Growth, Inc. REIT	81,503
742	Easterly Government Properties, Inc. REIT	9,178
423	Empire State Realty Trust, Inc. Class A, REIT	3,968
1,228	EPR Properties REIT	51,551
5,858	Equity Commonwealth REIT*	113,645
2,942	Getty Realty Corp. REIT	78,434
1,400	Global Medical, Inc. REIT	12,712
1,080	Innovative Industrial Properties, Inc. REIT	117,958
1,368	LTC Properties, Inc. REIT	47,196
8,090	LXP Industrial Trust REIT	73,781
390	National Health Investors, Inc. REIT	26,415
285	One Liberty Properties, Inc. REIT	6,692
1,953	Park Hotels & Resorts, Inc. REIT	29,256
3,338	Piedmont Office Realty Trust, Inc. Class A, REIT	24,200
5,551	RLJ Lodging Trust REIT	53,456
4,070	Sunstone Hotel Investors, Inc. REIT	42,572
504	UMH Properties, Inc. REIT	8,059
11,086	Whitestone REIT	147,555
		1,267,427
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Financial Services - 2.9%
793	Bread Financial Holdings, Inc.	$ 35,336
392	Cass Information Systems, Inc.	15,707
4,778	Chicago Atlantic Real Estate Finance, Inc. REIT	73,390
4,139	Enact Holdings, Inc.	126,902
3,252	EZCORP, Inc. Class A*	34,049
1,140	Franklin BSP Realty Trust, Inc. REIT	14,364
5,139	Jackson Financial, Inc. Class A	381,622
239	Merchants Bancorp	9,689
763	Oppenheimer Holdings, Inc. Class A	36,555
1,731	TPG, Inc.	71,750
6,698	UWM Holdings Corp.	46,417
		845,781
	Food, Beverage & Tobacco - 2.6%
5,222	Cal-Maine Foods, Inc.	319,116
2,051	John B Sanfilippo & Son, Inc.	199,296
2,531	Universal Corp.	121,969
10,685	Vector Group Ltd.	112,940
		753,321
	Health Care Equipment & Services - 9.8%
771	Addus HomeCare Corp.*	89,521
2,343	AMN Healthcare Services, Inc.*	120,032
98	Atrion Corp.	44,338
779	CorVel Corp.*	198,076
10,156	Cross Country Healthcare, Inc.*	140,559
10,898	Embecta Corp.	136,225
6,143	GoodRx Holdings, Inc. Class A*	47,915
4,540	HealthStream, Inc.	126,666
217	Integer Holdings Corp.*	25,126
1,315	iRadimed Corp.	57,781
2,256	LeMaitre Vascular, Inc.	185,624
2,253	National HealthCare Corp.	244,225
1,862	National Research Corp.	42,733
33,440	OraSure Technologies, Inc.*	142,454
2,949	Owens & Minor, Inc.*	39,812
10,674	Patterson Cos., Inc.	257,457
13,736	Premier, Inc. Class A	256,451
1,235	Select Medical Holdings Corp.	43,299
2,221	Semler Scientific, Inc.*	76,402
4,170	Tactile Systems Technology, Inc.*	49,790
3,890	TruBridge, Inc.*	38,900
756	UFP Technologies, Inc.*	199,486
4,576	Varex Imaging Corp.*	67,405
5,536	Zimvie, Inc.*	101,032
11,690	Zynex, Inc.*(1)	108,951
		2,840,260
	Household & Personal Products - 0.7%
4,122	Medifast, Inc.	89,942
346	Nature's Sunshine Products, Inc.*	5,214
2,407	Nu Skin Enterprises, Inc. Class A	25,370
1,054	Oil-Dri Corp. of America	67,551
		188,077
	Insurance - 4.1%
5,771	CNO Financial Group, Inc.	159,972
3,958	Employers Holdings, Inc.	168,730
25,438	Genworth Financial, Inc. Class A*	153,646
144	HCI Group, Inc.	13,272
1,849	Horace Mann Educators Corp.	60,314
231	National Western Life Group, Inc. Class A	114,793
1,395	Safety Insurance Group, Inc.	104,667
7,463	SiriusPoint Ltd.*	91,049
2,953	Stewart Information Services Corp.	183,322
6,366	Universal Insurance Holdings, Inc.	119,426
		1,169,191

29

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Materials - 5.1%
2,226	AdvanSix, Inc.	$ 51,020
1,672	Arch Resources, Inc.	254,529
2,348	Core Molding Technologies, Inc.*	37,427
2,861	Greif, Inc. Class A	164,422
549	Koppers Holdings, Inc.	20,307
3,319	Myers Industries, Inc.	44,408
1,220	Olympic Steel, Inc.	54,693
11,750	Ramaco Resources, Inc. Class A	146,287
4,393	Ryerson Holding Corp.	85,663
12,694	SunCoke Energy, Inc.	124,401
2,383	Sylvamo Corp.	163,474
5,005	Warrior Met Coal, Inc.	314,164
		1,460,795
	Media & Entertainment - 1.8%
2,921	Cargurus, Inc.*	76,530
1,209	John Wiley & Sons, Inc. Class A	49,206
2,914	Scholastic Corp.	103,360
2,075	Shutterstock, Inc.	80,302
8,208	Sinclair, Inc.	109,413
6,300	TEGNA, Inc.	87,822
461	Thryv Holdings, Inc.*	8,215
		514,848
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
2,358	ACADIA Pharmaceuticals, Inc.*	38,317
16,296	Amneal Pharmaceuticals, Inc.*	103,480
3,809	Amphastar Pharmaceuticals, Inc.*	152,360
359	Arcturus Therapeutics Holdings, Inc.*	8,742
12,161	Catalyst Pharmaceuticals, Inc.*	188,374
5,035	Collegium Pharmaceutical, Inc.*	162,127
6,093	Corcept Therapeutics, Inc.*	197,962
4,676	Dynavax Technologies Corp.*	52,511
936	Evolus, Inc.*	10,156
2,032	Harmony Biosciences Holdings, Inc.*	61,305
10,694	Innoviva, Inc.*	175,382
20,494	Ironwood Pharmaceuticals, Inc.*	133,621
1,726	Kiniksa Pharmaceuticals International PLC*	32,224
37,765	Organogenesis Holdings, Inc.*	105,742
7,848	Phibro Animal Health Corp. Class A	131,611
847	Prestige Consumer Healthcare, Inc.*	58,316
3,670	Supernus Pharmaceuticals, Inc.*	98,172
8,119	Voyager Therapeutics, Inc.*	64,221
1,178	Y-mAbs Therapeutics, Inc.*	14,230
15,719	Zymeworks, Inc.*	133,769
		1,922,622
	Real Estate Management & Development - 1.3%
4,914	Forestar Group, Inc.*	157,199
1,931	Marcus & Millichap, Inc.	60,865
6,207	Newmark Group, Inc. Class A	63,498
4,625	RMR Group, Inc. Class A	104,525
		386,087
	Semiconductors & Semiconductor Equipment - 1.8%
7,595	Amkor Technology, Inc.	303,952
600	NVE Corp.	44,814
7,055	Photronics, Inc.*	174,047
		522,813
	Software & Services - 2.0%
5,715	A10 Networks, Inc.	79,153
8,499	Adeia, Inc.	95,061
4,986	Hackett Group, Inc.	108,296
1,802	InterDigital, Inc.	210,041
1,083	Progress Software Corp.	58,764
8,734	Rimini Street, Inc.*	26,813
		578,128
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 7.1%
5,420	Bel Fuse, Inc. Class B		$ 353,601
5,260	Benchmark Electronics, Inc.		207,560
8,160	Daktronics, Inc.*		113,832
3,092	ePlus, Inc.*		227,819
2,259	Immersion Corp.		21,257
552	Kimball Electronics, Inc.*		12,133
772	OSI Systems, Inc.*		106,165
2,344	PC Connection, Inc.		150,485
506	Plexus Corp.*		52,209
8,829	Richardson Electronics Ltd.		104,977
2,846	Sanmina Corp.*		188,547
2,349	ScanSource, Inc.*		104,084
9,700	Vishay Intertechnology, Inc.		216,310
1,636	Vishay Precision Group, Inc.*		49,800
12,374	Xerox Holdings Corp.		143,786
			2,052,565
	Telecommunication Services - 1.1%
820	Cogent Communications Holdings, Inc.		46,281
3,561	IDT Corp. Class B		127,911
9,215	Spok Holdings, Inc.		136,474
			310,666
	Transportation - 3.2%
77	ArcBest Corp.		8,245
2,657	Covenant Logistics Group, Inc.		130,964
2,658	Hub Group, Inc. Class A		114,427
2,576	Marten Transport Ltd.		47,527
1,987	Matson, Inc.		260,238
11,410	Pangaea Logistics Solutions Ltd.		89,340
9,036	Schneider National, Inc. Class B		218,310
1,834	Werner Enterprises, Inc.		65,712
			934,763
	Utilities - 1.3%
622	Avista Corp.		21,527
2,189	Consolidated Water Co. Ltd.		58,096
11,334	Genie Energy Ltd. Class B		165,703
1,775	Hawaiian Electric Industries, Inc.		16,011
117	Northwest Natural Holding Co.		4,225
923	Otter Tail Corp.		80,846
812	Unitil Corp.		42,053
			388,461
	Total Common Stocks (cost $27,518,104)		$ 28,762,735
SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
15,887	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		$ 15,887
52,957	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(2)		52,957
15,887	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		15,887
15,887	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		15,887
	Total Short-Term Investments (cost $100,618)		$ 100,618
	Total Investments (cost $27,618,722)	100.0%	$ 28,863,353
	Other Assets and Liabilities	0.0%	1,658
	Net Assets	100.0%	$ 28,865,011
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

30

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	09/20/2024	$ 103,250	$ 1,762
Total futures contracts				$ 1,762
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 365,801	$ 365,801	$ —	$ —
Banks	2,846,057	2,846,057	—	—
Capital Goods	2,265,329	2,265,329	—	—
Commercial & Professional Services	1,737,911	1,737,911	—	—
Consumer Discretionary Distribution & Retail	1,497,588	1,497,588	—	—
Consumer Durables & Apparel	1,971,963	1,971,963	—	—
Consumer Services	466,770	466,770	—	—
Consumer Staples Distribution & Retail	595,149	595,149	—	—
Energy	880,362	880,362	—	—
Equity Real Estate Investment Trusts (REITs)	1,267,427	1,267,427	—	—
Financial Services	845,781	845,781	—	—
Food, Beverage & Tobacco	753,321	753,321	—	—
Health Care Equipment & Services	2,840,260	2,840,260	—	—
Household & Personal Products	188,077	188,077	—	—
Insurance	1,169,191	1,169,191	—	—
Materials	1,460,795	1,460,795	—	—
Media & Entertainment	514,848	514,848	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,922,622	1,922,622	—	—
Real Estate Management & Development	386,087	386,087	—	—
Semiconductors & Semiconductor Equipment	522,813	522,813	—	—
Software & Services	578,128	578,128	—	—
Technology Hardware & Equipment	2,052,565	2,052,565	—	—
Telecommunication Services	310,666	310,666	—	—
Transportation	934,763	934,763	—	—
Utilities	388,461	388,461	—	—
Short-Term Investments	100,618	100,618	—	—
Futures Contracts(2)	1,762	1,762	—	—
Total	$ 28,865,115	$ 28,865,115	$ —	$ —

(1)	For the period ended June 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
31

Hartford Multifactor US Equity ETF
Schedule of Investments
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.1%
1,155	Autoliv, Inc.	$ 123,574
8,103	Gentex Corp.	273,152
		396,726
	Banks - 3.1%
20,806	Bank of America Corp.	827,455
33,445	Citigroup, Inc.	2,122,420
5,216	Fifth Third Bancorp	190,332
42,739	Huntington Bancshares, Inc.	563,300
22,951	JP Morgan Chase & Co.	4,642,069
9,972	M&T Bank Corp.	1,509,362
2,884	Old National Bancorp	49,576
4,615	PNC Financial Services Group, Inc.	717,540
10,635	Popular, Inc.	940,453
5,699	Truist Financial Corp.	221,406
7,299	U.S. Bancorp	289,770
11,779	Wells Fargo & Co.	699,555
		12,773,238
	Capital Goods - 7.0%
1,924	Acuity Brands, Inc.	464,531
17,202	Allison Transmission Holdings, Inc.	1,305,632
2,697	Applied Industrial Technologies, Inc.	523,218
2,386	Armstrong World Industries, Inc.	270,191
1,543	Boise Cascade Co.	183,956
4,108	Builders FirstSource, Inc.*	568,588
783	BWX Technologies, Inc.	74,385
1,646	Caterpillar, Inc.	548,283
5,018	Core & Main, Inc. Class A*	245,581
1,414	Crane Co.	205,002
4,840	Cummins, Inc.	1,340,341
4,775	Donaldson Co., Inc.	341,699
2,545	EMCOR Group, Inc.	929,129
24,630	Fastenal Co.	1,547,749
7,772	Federal Signal Corp.	650,283
8,883	Ferguson PLC	1,720,193
3,239	General Dynamics Corp.	939,763
1,391	Graco, Inc.	110,278
2,000	Honeywell International, Inc.	427,080
396	Hubbell, Inc.	144,730
2,523	Huntington Ingalls Industries, Inc.	621,491
4,033	Illinois Tool Works, Inc.	955,660
1,093	L3Harris Technologies, Inc.	245,466
275	Lennox International, Inc.	147,120
2,292	Lincoln Electric Holdings, Inc.	432,363
2,069	Lockheed Martin Corp.	966,430
14,332	Masco Corp.	955,514
2,140	Moog, Inc. Class A	358,022
14,508	MSC Industrial Direct Co., Inc. Class A	1,150,629
28,233	Mueller Industries, Inc.	1,607,587
2,609	Northrop Grumman Corp.	1,137,394
6,375	Otis Worldwide Corp.	613,658
2,067	Owens Corning	359,079
16,726	PACCAR, Inc.	1,721,774
2,989	Snap-on, Inc.	781,295
2,560	Trane Technologies PLC	842,061
5,149	UFP Industries, Inc.	576,688
1,522	Watsco, Inc.	705,051
641	Watts Water Technologies, Inc. Class A	117,540
609	Westinghouse Air Brake Technologies Corp.	96,252
1,987	WW Grainger, Inc.	1,792,751
		28,724,437
	Commercial & Professional Services - 2.8%
10,731	Booz Allen Hamilton Holding Corp.	1,651,501
2,831	Broadridge Financial Solutions, Inc.	557,707
1,134	CACI International, Inc. Class A*	487,767
1,657	Cintas Corp.	1,160,331
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Commercial & Professional Services - 2.8% - (continued)
1,774	FTI Consulting, Inc.*	$ 382,350
7,853	Insperity, Inc.	716,272
3,175	Leidos Holdings, Inc.	463,169
7,163	Republic Services, Inc.	1,392,058
13,342	Robert Half, Inc.	853,621
8,233	Rollins, Inc.	401,688
4,384	Science Applications International Corp.	515,339
1,649	TriNet Group, Inc.	164,900
2,156	Verisk Analytics, Inc.	581,150
2,623	Waste Connections, Inc.	459,969
7,999	Waste Management, Inc.	1,706,507
		11,494,329
	Consumer Discretionary Distribution & Retail - 4.9%
13,174	Amazon.com, Inc.*	2,545,875
1,659	AutoNation, Inc.*	264,411
390	AutoZone, Inc.*	1,155,999
5,684	Best Buy Co., Inc.	479,104
6,451	Dick's Sporting Goods, Inc.	1,385,997
2,768	eBay, Inc.	148,697
7,071	Genuine Parts Co.	978,061
10,441	Home Depot, Inc.	3,594,210
3,745	Lowe's Cos., Inc.	825,623
5,659	Murphy USA, Inc.	2,656,674
1,421	O'Reilly Automotive, Inc.*	1,500,661
750	Ross Stores, Inc.	108,990
7,000	Signet Jewelers Ltd.	627,060
5,346	TJX Cos., Inc.	588,595
3,066	Tractor Supply Co.	827,820
1,850	Ulta Beauty, Inc.*	713,860
6,422	Williams-Sonoma, Inc.	1,813,380
		20,215,017
	Consumer Durables & Apparel - 1.9%
348	Deckers Outdoor Corp.*	336,846
6,302	DR Horton, Inc.	888,141
4,573	Garmin Ltd.	745,033
3,237	Lennar Corp. Class A	485,129
2,375	Meritage Homes Corp.	384,394
118	NVR, Inc.*	895,450
12,313	PulteGroup, Inc.	1,355,661
7,518	Ralph Lauren Corp.	1,316,101
19,840	Skechers USA, Inc. Class A*	1,371,341
509	Toll Brothers, Inc.	58,627
		7,836,723
	Consumer Services - 1.7%
153	Booking Holdings, Inc.	606,109
2,781	Darden Restaurants, Inc.	420,821
1,217	Domino's Pizza, Inc.	628,374
1,033	Expedia Group, Inc.*	130,148
6,055	Grand Canyon Education, Inc.*	847,155
38,640	H&R Block, Inc.	2,095,447
4,226	McDonald's Corp.	1,076,954
1,624	Texas Roadhouse, Inc.	278,857
7,012	Yum! Brands, Inc.	928,809
		7,012,674
	Consumer Staples Distribution & Retail - 4.0%
69,908	Albertsons Cos., Inc. Class A	1,380,683
3,309	Casey's General Stores, Inc.	1,262,582
4,657	Costco Wholesale Corp.	3,958,403
550	Dollar General Corp.	72,727
46,314	Kroger Co.	2,312,458
17,677	Sprouts Farmers Market, Inc.*	1,478,858
17,755	Sysco Corp.	1,267,530
68,837	Walmart, Inc.	4,660,953
		16,394,194

32

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Energy - 4.0%
11,216	Cheniere Energy, Inc.	$ 1,960,893
3,402	Chesapeake Energy Corp.	279,610
21,955	Chevron Corp.	3,434,201
967	ConocoPhillips	110,606
7,916	EOG Resources, Inc.	996,387
39,031	Exxon Mobil Corp.	4,493,249
7,188	HF Sinclair Corp.	383,408
10,590	Marathon Petroleum Corp.	1,837,153
9,208	Phillips 66	1,299,893
11,532	Valero Energy Corp.	1,807,756
1,965	Williams Cos., Inc.	83,513
		16,686,669
	Equity Real Estate Investment Trusts (REITs) - 0.7%
1,744	Agree Realty Corp. REIT	108,023
1,246	AvalonBay Communities, Inc. REIT	257,785
1,524	Digital Realty Trust, Inc. REIT	231,724
5,993	Host Hotels & Resorts, Inc. REIT	107,754
2,534	Iron Mountain, Inc. REIT	227,097
918	Public Storage REIT	264,063
5,370	Realty Income Corp. REIT	283,643
1,675	Simon Property Group, Inc. REIT	254,265
23,915	VICI Properties, Inc. REIT	684,926
1,532	Welltower, Inc. REIT	159,711
3,955	WP Carey, Inc. REIT	217,723
		2,796,714
	Financial Services - 3.6%
16,435	Bank of New York Mellon Corp.	984,292
9,686	Berkshire Hathaway, Inc. Class B*	3,940,265
3,918	Capital One Financial Corp.	542,447
9,098	Cboe Global Markets, Inc.	1,547,206
2,469	CME Group, Inc.	485,405
5,003	FirstCash Holdings, Inc.	524,715
4,706	Mastercard, Inc. Class A	2,076,099
23,795	MGIC Investment Corp.	512,782
26,230	Radian Group, Inc.	815,753
9,338	Visa, Inc. Class A	2,450,945
81,387	Western Union Co.	994,549
		14,874,458
	Food, Beverage & Tobacco - 2.2%
31,575	Altria Group, Inc.	1,438,241
14,348	Campbell Soup Co.	648,386
8,365	Coca-Cola Co.	532,432
873	Coca-Cola Consolidated, Inc.	947,205
31,603	Flowers Foods, Inc.	701,587
9,054	General Mills, Inc.	572,756
5,458	Hershey Co.	1,003,344
5,640	Ingredion, Inc.	646,908
1,532	Kellanova	88,366
16,098	Kraft Heinz Co.	518,677
5,750	Mondelez International, Inc. Class A	376,280
6,477	PepsiCo, Inc.	1,068,252
7,530	Philip Morris International, Inc.	763,015
		9,305,449
	Health Care Equipment & Services - 6.5%
6,820	Abbott Laboratories	708,666
6,587	Baxter International, Inc.	220,335
736	Becton Dickinson & Co.	172,011
9,293	Boston Scientific Corp.*	715,654
13,765	Cardinal Health, Inc.	1,353,375
8,897	Cencora, Inc.	2,004,494
13,102	Centene Corp.*	868,663
1,575	Chemed Corp.	854,563
4,959	Cigna Group	1,639,297
30,438	CVS Health Corp.	1,797,668
3,881	Elevance Health, Inc.	2,102,959
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 6.5% - (continued)
1,980	Encompass Health Corp.	$ 169,864
2,258	HCA Healthcare, Inc.	725,450
2,086	Henry Schein, Inc.*	133,713
4,846	Humana, Inc.	1,810,708
3,301	Labcorp Holdings, Inc.	671,786
4,378	McKesson Corp.	2,556,927
12,004	Medtronic PLC	944,835
3,914	Molina Healthcare, Inc.*	1,163,632
5,944	Quest Diagnostics, Inc.	813,615
1,788	ResMed, Inc.	342,259
1,301	Stryker Corp.	442,665
9,453	UnitedHealth Group, Inc.	4,814,035
		27,027,174
	Household & Personal Products - 1.9%
1,996	BellRing Brands, Inc.*	114,051
5,348	Church & Dwight Co., Inc.	554,481
20,886	Colgate-Palmolive Co.	2,026,777
10,399	Kimberly-Clark Corp.	1,437,142
23,800	Procter & Gamble Co.	3,925,096
		8,057,547
	Insurance - 5.3%
15,308	Aflac, Inc.	1,367,157
6,239	Allstate Corp.	996,119
16,395	American International Group, Inc.	1,217,165
9,932	Arch Capital Group Ltd.*	1,002,039
6,590	Assurant, Inc.	1,095,588
5,127	Assured Guaranty Ltd.	395,548
20,721	Axis Capital Holdings Ltd.	1,463,939
5,225	Chubb Ltd.	1,332,793
2,466	Cincinnati Financial Corp.	291,235
113	Erie Indemnity Co. Class A	40,951
2,564	Everest Group Ltd.	976,935
1,306	Fidelity National Financial, Inc.	64,543
852	Hanover Insurance Group, Inc.	106,875
12,915	Loews Corp.	965,267
605	Markel Group, Inc.*	953,274
771	Marsh & McLennan Cos., Inc.	162,465
40,248	Old Republic International Corp.	1,243,663
4,683	Progressive Corp.	972,706
1,653	Prudential Financial, Inc.	193,715
6,285	Reinsurance Group of America, Inc.	1,290,122
4,630	RenaissanceRe Holdings Ltd.	1,034,851
7,290	Travelers Cos., Inc.	1,482,349
17,750	Unum Group	907,203
9,833	W R Berkley Corp.	772,677
509	White Mountains Insurance Group Ltd.	925,082
1,682	Willis Towers Watson PLC	440,919
		21,695,180
	Materials - 3.6%
4,546	Alpha Metallurgical Resources, Inc.	1,275,289
41,465	Amcor PLC	405,528
1,977	AptarGroup, Inc.	278,381
10,631	CF Industries Holdings, Inc.	787,970
1,675	Ecolab, Inc.	398,650
34,447	Graphic Packaging Holding Co.	902,856
20,932	International Paper Co.	903,216
920	Linde PLC	403,705
5,249	LyondellBasell Industries NV Class A	502,119
3,694	NewMarket Corp.	1,904,515
7,446	Packaging Corp. of America	1,359,342
3,607	PPG Industries, Inc.	454,085
4,371	Reliance, Inc.	1,248,358
11,325	RPM International, Inc.	1,219,476
5,274	Sherwin-Williams Co.	1,573,920
17,164	Sonoco Products Co.	870,558

33

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Materials - 3.6% - (continued)
2,896	Steel Dynamics, Inc.	$ 375,032
1,326	Westrock Co.	66,645
		14,929,645
	Media & Entertainment - 4.8%
30,142	Alphabet, Inc. Class A	5,490,365
904	Charter Communications, Inc. Class A*	270,260
47,378	Comcast Corp. Class A	1,855,323
17,991	Electronic Arts, Inc.	2,506,686
40,227	Fox Corp. Class A	1,382,602
3,083	Interpublic Group of Cos., Inc.	89,684
7,209	Meta Platforms, Inc. Class A	3,634,922
23,559	New York Times Co. Class A	1,206,456
22,259	News Corp. Class A	613,681
849	Nexstar Media Group, Inc.	140,943
12,155	Omnicom Group, Inc.	1,090,304
359,017	Sirius XM Holdings, Inc.(1)	1,016,018
3,654	Take-Two Interactive Software, Inc.*	568,160
		19,865,404
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
27,239	AbbVie, Inc.	4,672,033
12,114	Alkermes PLC*	291,947
8,053	Amgen, Inc.	2,516,160
36,380	Bristol-Myers Squibb Co.	1,510,861
5,378	Eli Lilly & Co.	4,869,134
18,786	Exelixis, Inc.*	422,122
32,680	Gilead Sciences, Inc.	2,242,175
30,189	Johnson & Johnson	4,412,424
39,530	Merck & Co., Inc.	4,893,814
30,091	Pfizer, Inc.	841,946
1,198	Regeneron Pharmaceuticals, Inc.*	1,259,134
3,361	Vertex Pharmaceuticals, Inc.*	1,575,368
49,922	Viatris, Inc.	530,671
		30,037,789
	Semiconductors & Semiconductor Equipment - 5.3%
8,479	Advanced Micro Devices, Inc.*	1,375,379
3,015	Analog Devices, Inc.	688,204
3,624	Applied Materials, Inc.	855,228
3,351	Broadcom, Inc.	5,380,131
923	Cirrus Logic, Inc.*	117,830
16,918	Intel Corp.	523,951
1,549	KLA Corp.	1,277,166
1,072	Lam Research Corp.	1,141,519
9,184	Microchip Technology, Inc.	840,336
31,927	NVIDIA Corp.	3,944,262
3,803	NXP Semiconductors NV	1,023,349
9,535	QUALCOMM, Inc.	1,899,181
7,008	Rambus, Inc.*	411,790
3,214	Skyworks Solutions, Inc.	342,548
10,253	Texas Instruments, Inc.	1,994,516
		21,815,390
	Software & Services - 11.1%
5,251	Accenture PLC Class A	1,593,206
6,312	Adobe, Inc.*	3,506,568
18,180	Akamai Technologies, Inc.*	1,637,654
3,937	Altair Engineering, Inc. Class A*	386,141
1,498	Appfolio, Inc. Class A*	366,366
705	Autodesk, Inc.*	174,452
4,224	Box, Inc. Class A*	111,683
4,341	Cadence Design Systems, Inc.*	1,335,943
32,319	Cognizant Technology Solutions Corp. Class A	2,197,692
17,544	CommVault Systems, Inc.*	2,132,824
20,122	Dolby Laboratories, Inc. Class A	1,594,266
72,255	Dropbox, Inc. Class A*	1,623,570
1,135	Fair Isaac Corp.*	1,689,629
3,904	Gartner, Inc.*	1,753,130
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 11.1% - (continued)
63,313	Gen Digital, Inc.	$ 1,581,559
10,535	GoDaddy, Inc. Class A*	1,471,845
2,746	Guidewire Software, Inc.*	378,646
18,043	International Business Machines Corp.	3,120,537
1,124	Intuit, Inc.	738,704
11,239	Kyndryl Holdings, Inc.*	295,698
3,161	Manhattan Associates, Inc.*	779,755
12,735	Microsoft Corp.	5,691,908
5,429	Nutanix, Inc. Class A*	308,639
10,360	Oracle Corp.	1,462,832
3,496	Palo Alto Networks, Inc.*	1,185,179
3,565	PTC, Inc.*	647,654
4,397	Qualys, Inc.*	627,012
2,732	Roper Technologies, Inc.	1,539,919
10,357	Salesforce, Inc.	2,662,785
425	ServiceNow, Inc.*	334,335
1,353	Synopsys, Inc.*	805,116
8,175	VeriSign, Inc.*	1,453,515
1,847	Workday, Inc. Class A*	412,915
		45,601,677
	Technology Hardware & Equipment - 11.3%
33,962	Amphenol Corp. Class A	2,288,020
24,429	Apple, Inc.	5,145,236
4,099	Arista Networks, Inc.*	1,436,618
6,496	Arrow Electronics, Inc.*	784,457
42,508	Avnet, Inc.	2,188,737
1,636	Badger Meter, Inc.	304,869
6,623	CDW Corp.	1,482,492
8,285	Ciena Corp.*	399,171
57,491	Cisco Systems, Inc.	2,731,398
36,366	Corning, Inc.	1,412,819
30,066	Dell Technologies, Inc. Class C	4,146,402
6,436	F5, Inc.*	1,108,472
2,032	Fabrinet*	497,413
32,349	Flex Ltd.*	953,972
127,643	Hewlett Packard Enterprise Co.	2,702,202
87,284	HP, Inc.	3,056,686
10,730	Insight Enterprises, Inc.*	2,128,403
8,569	Jabil, Inc.	932,222
51,503	Juniper Networks, Inc.	1,877,799
7,536	Keysight Technologies, Inc.*	1,030,548
426	Littelfuse, Inc.	108,881
6,884	Motorola Solutions, Inc.	2,657,568
21,166	NetApp, Inc.	2,726,181
820	Seagate Technology Holdings PLC	84,681
6,981	TD SYNNEX Corp.	805,607
10,485	TE Connectivity Ltd.	1,577,259
1,140	Teledyne Technologies, Inc.*	442,297
38,189	Vontier Corp.	1,458,820
		46,469,230
	Telecommunication Services - 1.9%
89,334	AT&T, Inc.	1,707,173
13,423	T-Mobile U.S., Inc.	2,364,864
92,052	Verizon Communications, Inc.	3,796,224
		7,868,261
	Transportation - 1.2%
8,456	CH Robinson Worldwide, Inc.	745,143
7,289	CSX Corp.	243,817
6,367	Expeditors International of Washington, Inc.	794,538
3,144	FedEx Corp.	942,697
5,638	Landstar System, Inc.	1,040,098
6,456	Ryder System, Inc.	799,769
1,159	Union Pacific Corp.	262,236
		4,828,298

34

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 3.6%
3,329	Ameren Corp.	$ 236,725
7,904	American Electric Power Co., Inc.	693,497
1,409	CMS Energy Corp.	83,878
13,920	Consolidated Edison, Inc.	1,244,726
2,095	Constellation Energy Corp.	419,566
8,863	DTE Energy Co.	983,881
12,760	Duke Energy Corp.	1,278,935
9,664	Edison International	693,972
8,554	Entergy Corp.	915,278
2,697	Exelon Corp.	93,343
9,437	FirstEnergy Corp.	361,154
5,863	National Fuel Gas Co.	317,716
8,314	OGE Energy Corp.	296,810
2,178	Portland General Electric Co.	94,177
28,536	PPL Corp.	789,020
15,461	Public Service Enterprise Group, Inc.	1,139,476
5,830	Sempra	443,430
13,425	Southern Co.	1,041,377
26,002	Vistra Corp.	2,235,652
5,854	WEC Energy Group, Inc.	459,305
20,051	Xcel Energy, Inc.	1,070,924
		14,892,842
	Total Common Stocks (cost $352,140,853)	$ 411,599,065
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
156,333	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)	$ 156,333
521,108	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(2)	521,108
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Securities Lending Collateral - 0.2% - (continued)
156,332	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		$ 156,332
156,332	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		156,332
	Total Short-Term Investments (cost $990,105)		$ 990,105
	Total Investments (cost $353,130,958)	100.0%	$ 412,589,170
	Other Assets and Liabilities	(0.0)%	(133,707)
	Net Assets	100.0%	$ 412,455,463
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	3	09/20/2024	$ 828,225	$ 2,823
Total futures contracts				$ 2,823
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
35

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 396,726	$ 396,726	$ —	$ —
Banks	12,773,238	12,773,238	—	—
Capital Goods	28,724,437	28,724,437	—	—
Commercial & Professional Services	11,494,329	11,494,329	—	—
Consumer Discretionary Distribution & Retail	20,215,017	20,215,017	—	—
Consumer Durables & Apparel	7,836,723	7,836,723	—	—
Consumer Services	7,012,674	7,012,674	—	—
Consumer Staples Distribution & Retail	16,394,194	16,394,194	—	—
Energy	16,686,669	16,686,669	—	—
Equity Real Estate Investment Trusts (REITs)	2,796,714	2,796,714	—	—
Financial Services	14,874,458	14,874,458	—	—
Food, Beverage & Tobacco	9,305,449	9,305,449	—	—
Health Care Equipment & Services	27,027,174	27,027,174	—	—
Household & Personal Products	8,057,547	8,057,547	—	—
Insurance	21,695,180	21,695,180	—	—
Materials	14,929,645	14,929,645	—	—
Media & Entertainment	19,865,404	19,865,404	—	—
Pharmaceuticals, Biotechnology & Life Sciences	30,037,789	30,037,789	—	—
Semiconductors & Semiconductor Equipment	21,815,390	21,815,390	—	—
Software & Services	45,601,677	45,601,677	—	—
Technology Hardware & Equipment	46,469,230	46,469,230	—	—
Telecommunication Services	7,868,261	7,868,261	—	—
Transportation	4,828,298	4,828,298	—	—
Utilities	14,892,842	14,892,842	—	—
Short-Term Investments	990,105	990,105	—	—
Futures Contracts(2)	2,823	2,823	—	—
Total	$ 412,591,993	$ 412,591,993	$ —	$ —

(1)	For the period ended June 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
36

Hartford US Quality Growth ETF
Schedule of Investments
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Capital Goods - 3.6%
402	Builders FirstSource, Inc.*	$ 55,641
432	Fastenal Co.	27,147
203	Ferguson PLC	39,311
369	MSC Industrial Direct Co., Inc. Class A	29,265
74	WW Grainger, Inc.	66,766
		218,130
	Commercial & Professional Services - 1.0%
9	Cintas Corp.	6,302
816	Robert Half, Inc.	52,208
		58,510
	Consumer Discretionary Distribution & Retail - 9.8%
1,276	Amazon.com, Inc.*	246,587
315	Best Buy Co., Inc.	26,552
301	Home Depot, Inc.	103,616
307	Lowe's Cos., Inc.	67,681
1,737	Macy's, Inc.	33,351
20	O'Reilly Automotive, Inc.*	21,121
189	TJX Cos., Inc.	20,809
13	Tractor Supply Co.	3,510
107	Ulta Beauty, Inc.*	41,288
106	Williams-Sonoma, Inc.	29,931
		594,446
	Consumer Durables & Apparel - 0.7%
360	NIKE, Inc. Class B	27,133
36	Ralph Lauren Corp.	6,302
202	Tapestry, Inc.	8,644
		42,079
	Consumer Services - 1.2%
18	Booking Holdings, Inc.	71,307
	Consumer Staples Distribution & Retail - 4.5%
268	Albertsons Cos., Inc. Class A	5,293
154	Costco Wholesale Corp.	130,898
13	Target Corp.	1,925
1,968	Walmart, Inc.	133,253
		271,369
	Energy - 4.6%
583	Cheniere Energy, Inc.	101,926
97	Chevron Corp.	15,173
791	EOG Resources, Inc.	99,563
557	Exxon Mobil Corp.	64,122
		280,784
	Financial Services - 4.6%
99	Berkshire Hathaway, Inc. Class B*	40,273
243	Mastercard, Inc. Class A	107,202
958	Toast, Inc. Class A*	24,687
408	Visa, Inc. Class A	107,088
		279,250
	Health Care Equipment & Services - 3.5%
190	Edwards Lifesciences Corp.*	17,550
120	IDEXX Laboratories, Inc.*	58,464
104	Inspire Medical Systems, Inc.*	13,918
236	UnitedHealth Group, Inc.	120,186
		210,118
	Household & Personal Products - 1.3%
474	Procter & Gamble Co.	78,172
	Materials - 1.7%
152	Alpha Metallurgical Resources, Inc.	42,641
34	Reliance, Inc.	9,710
168	Sherwin-Williams Co.	50,136
		102,487
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Media & Entertainment - 11.6%
2,056	Alphabet, Inc. Class A	$ 374,500
178	Electronic Arts, Inc.	24,801
1,726	Match Group, Inc.*	52,436
333	Meta Platforms, Inc. Class A	167,905
1,494	Pinterest, Inc. Class A*	65,841
5,213	Sirius XM Holdings, Inc.(1)	14,753
		700,236
	Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
647	AbbVie, Inc.	110,974
991	Alkermes PLC*	23,883
722	Bristol-Myers Squibb Co.	29,985
148	Eli Lilly & Co.	133,996
271	Gilead Sciences, Inc.	18,593
443	Incyte Corp.*	26,855
714	Johnson & Johnson	104,358
910	Merck & Co., Inc.	112,658
66	Mettler-Toledo International, Inc.*	92,241
34	Zoetis, Inc.	5,894
		659,437
	Real Estate Management & Development - 0.0%
37	Zillow Group, Inc. Class C*	1,716
	Semiconductors & Semiconductor Equipment - 12.9%
257	Applied Materials, Inc.	60,650
83	Broadcom, Inc.	133,259
73	KLA Corp.	60,189
31	Lam Research Corp.	33,010
191	Lattice Semiconductor Corp.*	11,076
2,850	NVIDIA Corp.	352,089
51	NXP Semiconductors NV	13,724
355	QUALCOMM, Inc.	70,709
240	Texas Instruments, Inc.	46,687
		781,393
	Software & Services - 20.2%
115	Accenture PLC Class A	34,892
203	Adobe, Inc.*	112,775
136	Appfolio, Inc. Class A*	33,261
260	Atlassian Corp. Class A*	45,989
222	Autodesk, Inc.*	54,934
1,383	Box, Inc. Class A*	36,566
264	Cadence Design Systems, Inc.*	81,246
231	Cognizant Technology Solutions Corp. Class A	15,708
413	CommVault Systems, Inc.*	50,208
72	DocuSign, Inc.*	3,852
2,909	Dropbox, Inc. Class A*	65,365
51	Fair Isaac Corp.*	75,922
429	Fortinet, Inc.*	25,856
83	Gartner, Inc.*	37,272
39	HubSpot, Inc.*	23,002
12	Intuit, Inc.	7,887
106	Manhattan Associates, Inc.*	26,148
489	Microsoft Corp.	218,559
365	Salesforce, Inc.	93,841
32	ServiceNow, Inc.*	25,173
43	Synopsys, Inc.*	25,588
1,041	Teradata Corp.*	35,977
489	VeriSign, Inc.*	86,944
		1,216,965
	Technology Hardware & Equipment - 7.5%
1,597	Apple, Inc.	336,360
933	Cisco Systems, Inc.	44,327
110	Keysight Technologies, Inc.*	15,043
78	Motorola Solutions, Inc.	30,112
198	NetApp, Inc.	25,502
		451,344

37

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 0.3%
100	Landstar System, Inc.		$ 18,448
	Total Common Stocks (cost $5,200,108)		$ 6,036,191
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
847	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		$ 847
2,822	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(2)		2,822
846	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		846
846	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		846
	Total Short-Term Investments (cost $5,361)		$ 5,361
	Total Investments (cost $5,205,469)	100.0%	$ 6,041,552
	Other Assets and Liabilities	(0.0)%	(1,751)
	Net Assets	100.0%	$ 6,039,801
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$ 218,130	$ 218,130	$ —	$ —
Commercial & Professional Services	58,510	58,510	—	—
Consumer Discretionary Distribution & Retail	594,446	594,446	—	—
Consumer Durables & Apparel	42,079	42,079	—	—
Consumer Services	71,307	71,307	—	—
Consumer Staples Distribution & Retail	271,369	271,369	—	—
Energy	280,784	280,784	—	—
Financial Services	279,250	279,250	—	—
Health Care Equipment & Services	210,118	210,118	—	—
Household & Personal Products	78,172	78,172	—	—
Materials	102,487	102,487	—	—
Media & Entertainment	700,236	700,236	—	—
Pharmaceuticals, Biotechnology & Life Sciences	659,437	659,437	—	—
Real Estate Management & Development	1,716	1,716	—	—
Semiconductors & Semiconductor Equipment	781,393	781,393	—	—
Software & Services	1,216,965	1,216,965	—	—
Technology Hardware & Equipment	451,344	451,344	—	—
Transportation	18,448	18,448	—	—
Short-Term Investments	5,361	5,361	—	—
Total	$ 6,041,552	$ 6,041,552	$ —	$ —

(1)	For the period ended June 30, 2024, there were no transfers in and out of Level 3.
38

Hartford US Value ETF
Schedule of Investments
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Banks - 15.7%
2,622	Bank of America Corp.	$ 104,277
2,044	Citigroup, Inc.	129,712
1,106	Citizens Financial Group, Inc.	39,849
1,284	Fifth Third Bancorp	46,853
318	First Horizon Corp.	5,015
3,414	Huntington Bancshares, Inc.	44,997
521	JP Morgan Chase & Co.	105,377
623	M&T Bank Corp.	94,297
464	PNC Financial Services Group, Inc.	72,143
481	Popular, Inc.	42,535
520	Regions Financial Corp.	10,421
48	Synovus Financial Corp.	1,929
1,042	Truist Financial Corp.	40,482
1,614	U.S. Bancorp	64,076
1,609	Wells Fargo & Co.	95,558
153	Zions Bancorp NA	6,636
		904,157
	Capital Goods - 5.6%
492	Boise Cascade Co.	58,656
348	Builders FirstSource, Inc.*	48,167
48	Caterpillar, Inc.	15,989
39	Cummins, Inc.	10,800
41	Fastenal Co.	2,576
178	Ferguson PLC	34,470
57	Illinois Tool Works, Inc.	13,507
73	MSC Industrial Direct Co., Inc. Class A	5,790
1,007	Mueller Industries, Inc.	57,338
290	PACCAR, Inc.	29,853
234	UFP Industries, Inc.	26,208
23	WW Grainger, Inc.	20,751
		324,105
	Commercial & Professional Services - 0.4%
17	Cintas Corp.	11,904
148	Robert Half, Inc.	9,469
		21,373
	Consumer Discretionary Distribution & Retail - 4.1%
91	American Eagle Outfitters, Inc.	1,816
297	Best Buy Co., Inc.	25,034
215	Dick's Sporting Goods, Inc.	46,193
53	Home Depot, Inc.	18,245
52	Lowe's Cos., Inc.	11,464
3,890	Macy's, Inc.	74,688
357	Signet Jewelers Ltd.	31,980
105	Williams-Sonoma, Inc.	29,649
		239,069
	Consumer Durables & Apparel - 1.0%
232	PulteGroup, Inc.	25,543
170	Ralph Lauren Corp.	29,760
		55,303
	Consumer Staples Distribution & Retail - 2.9%
1,862	Albertsons Cos., Inc. Class A	36,775
6	Costco Wholesale Corp.	5,100
958	Kroger Co.	47,833
18	Sysco Corp.	1,285
282	Target Corp.	41,747
548	Walmart, Inc.	37,105
		169,845
	Energy - 11.0%
38	APA Corp.	1,119
398	Cheniere Energy, Inc.	69,582
404	Chesapeake Energy Corp.	33,205
139	Chevron Corp.	21,742
79	Chord Energy Corp.	13,247
218	ConocoPhillips	24,935
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Energy - 11.0% - (continued)
795	EOG Resources, Inc.	$ 100,067
368	Exxon Mobil Corp.	42,364
412	HF Sinclair Corp.	21,976
612	Marathon Petroleum Corp.	106,170
702	PBF Energy, Inc. Class A	32,306
476	Phillips 66	67,197
640	Valero Energy Corp.	100,326
		634,236
	Equity Real Estate Investment Trusts (REITs) - 5.0%
151	American Tower Corp. REIT	29,351
27	Crown Castle, Inc. REIT	2,638
47	Equinix, Inc. REIT	35,560
885	Host Hotels & Resorts, Inc. REIT	15,912
467	Iron Mountain, Inc. REIT	41,853
413	Lamar Advertising Co. Class A, REIT	49,366
101	Prologis, Inc. REIT	11,343
35	Public Storage REIT	10,068
276	Simon Property Group, Inc. REIT	41,897
1,282	VICI Properties, Inc. REIT	36,716
453	Weyerhaeuser Co. REIT	12,861
		287,565
	Financial Services - 12.7%
812	Ally Financial, Inc.	32,212
95	American Express Co.	21,997
705	Bank of New York Mellon Corp.	42,222
158	Berkshire Hathaway, Inc. Class B*	64,274
418	Capital One Financial Corp.	57,872
139	Cboe Global Markets, Inc.	23,638
165	Discover Financial Services	21,584
114	Essent Group Ltd.	6,406
100	Fiserv, Inc.*	14,904
56	Goldman Sachs Group, Inc.	25,330
38	Jack Henry & Associates, Inc.	6,309
318	Janus Henderson Group PLC	10,720
140	Mastercard, Inc. Class A	61,762
1,656	MGIC Investment Corp.	35,687
114	Moody's Corp.	47,986
28	Morgan Stanley	2,721
30	MSCI, Inc.	14,453
223	PayPal Holdings, Inc.*	12,941
755	Radian Group, Inc.	23,481
537	State Street Corp.	39,738
822	Synchrony Financial	38,790
181	T Rowe Price Group, Inc.	20,871
173	Visa, Inc. Class A	45,407
5,026	Western Union Co.	61,418
		732,723
	Food, Beverage & Tobacco - 0.4%
252	Altria Group, Inc.	11,479
11	Coca-Cola Consolidated, Inc.	11,935
		23,414
	Health Care Equipment & Services - 6.5%
135	Cigna Group	44,627
1,415	CVS Health Corp.	83,570
166	Elevance Health, Inc.	89,949
159	HCA Healthcare, Inc.	51,083
44	Humana, Inc.	16,441
54	McKesson Corp.	31,538
8	Molina Healthcare, Inc.*	2,378
115	UnitedHealth Group, Inc.	58,565
		378,151
	Insurance - 3.2%
80	Aflac, Inc.	7,145
533	American International Group, Inc.	39,570

39

Hartford US Value ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Insurance - 3.2% - (continued)
409	Axis Capital Holdings Ltd.	$ 28,896
162	Chubb Ltd.	41,323
866	Lincoln National Corp.	26,933
2	Markel Group, Inc.*	3,151
667	Old Republic International Corp.	20,610
16	Travelers Cos., Inc.	3,254
276	Unum Group	14,106
		184,988
	Materials - 3.5%
214	Alpha Metallurgical Resources, Inc.	60,033
19	NewMarket Corp.	9,796
182	Nucor Corp.	28,771
92	Reliance, Inc.	26,275
59	Sherwin-Williams Co.	17,607
442	Steel Dynamics, Inc.	57,239
		199,721
	Media & Entertainment - 4.0%
373	Alphabet, Inc. Class A	67,942
1,026	Comcast Corp. Class A	40,178
70	Electronic Arts, Inc.	9,753
189	Meta Platforms, Inc. Class A	95,298
5,442	Sirius XM Holdings, Inc.(1)	15,401
		228,572
	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
144	AbbVie, Inc.	24,699
86	Amgen, Inc.	26,871
974	Bristol-Myers Squibb Co.	40,450
20	Eli Lilly & Co.	18,108
781	Gilead Sciences, Inc.	53,585
239	Johnson & Johnson	34,932
269	Merck & Co., Inc.	33,302
20	Vertex Pharmaceuticals, Inc.*	9,374
		241,321
	Semiconductors & Semiconductor Equipment - 1.9%
56	Applied Materials, Inc.	13,215
6	Broadcom, Inc.	9,633
20	KLA Corp.	16,490
8	Lam Research Corp.	8,519
110	NVIDIA Corp.	13,589
32	NXP Semiconductors NV	8,611
197	QUALCOMM, Inc.	39,239
		109,296
	Software & Services - 0.4%
151	Cognizant Technology Solutions Corp. Class A	10,268
75	International Business Machines Corp.	12,971
		23,239
	Technology Hardware & Equipment - 5.5%
573	Avnet, Inc.	29,504
574	Cisco Systems, Inc.	27,271
900	Dell Technologies, Inc. Class C	124,119
1,951	Hewlett Packard Enterprise Co.	41,302
2,798	HP, Inc.	97,986
		320,182
	Telecommunication Services - 2.3%
158	T-Mobile U.S., Inc.	27,837
2,514	Verizon Communications, Inc.	103,677
		131,514
	Transportation - 1.3%
153	FedEx Corp.	45,875
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 1.3% - (continued)
192	Ryder System, Inc.		$ 23,785
35	United Parcel Service, Inc. Class B		4,790
			74,450
	Utilities - 8.3%
275	Consolidated Edison, Inc.		24,591
124	Constellation Energy Corp.		24,834
174	DTE Energy Co.		19,316
501	Duke Energy Corp.		50,215
277	Edison International		19,891
329	Entergy Corp.		35,203
689	National Fuel Gas Co.		37,337
394	NextEra Energy, Inc.		27,899
353	PPL Corp.		9,760
612	Public Service Enterprise Group, Inc.		45,104
577	Southern Co.		44,758
1,529	Vistra Corp.		131,463
163	Xcel Energy, Inc.		8,706
			479,077
	Total Common Stocks (cost $5,185,811)		$ 5,762,301
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
2,424	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		$ 2,424
8,081	HSBC U.S. Government Money Market Fund, Institutional Class, 5.22%(2)		8,081
2,424	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		2,424
2,424	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		2,424
	Total Short-Term Investments (cost $15,353)		$ 15,353
	Total Investments (cost $5,201,164)	100.2%	$ 5,777,654
	Other Assets and Liabilities	(0.2)%	(9,460)
	Net Assets	100.0%	$ 5,768,194
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

40

Hartford US Value ETF
Schedule of Investments – (continued)
June 30, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 904,157	$ 904,157	$ —	$ —
Capital Goods	324,105	324,105	—	—
Commercial & Professional Services	21,373	21,373	—	—
Consumer Discretionary Distribution & Retail	239,069	239,069	—	—
Consumer Durables & Apparel	55,303	55,303	—	—
Consumer Staples Distribution & Retail	169,845	169,845	—	—
Energy	634,236	634,236	—	—
Equity Real Estate Investment Trusts (REITs)	287,565	287,565	—	—
Financial Services	732,723	732,723	—	—
Food, Beverage & Tobacco	23,414	23,414	—	—
Health Care Equipment & Services	378,151	378,151	—	—
Insurance	184,988	184,988	—	—
Materials	199,721	199,721	—	—
Media & Entertainment	228,572	228,572	—	—
Pharmaceuticals, Biotechnology & Life Sciences	241,321	241,321	—	—
Semiconductors & Semiconductor Equipment	109,296	109,296	—	—
Software & Services	23,239	23,239	—	—
Technology Hardware & Equipment	320,182	320,182	—	—
Telecommunication Services	131,514	131,514	—	—
Transportation	74,450	74,450	—	—
Utilities	479,077	479,077	—	—
Short-Term Investments	15,353	15,353	—	—
Total	$ 5,777,654	$ 5,777,654	$ —	$ —

(1)	For the period ended June 30, 2024, there were no transfers in and out of Level 3.
41

Hartford Systematic ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
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